UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08953

                           HIGHLAND FLOATING RATE FUND
       ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
       ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
       ---------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (877) 665-1287
                                                         ----------------------
                       Date of fiscal year end: AUGUST 31
                                              -----------------------------
                   Date of reporting period: FEBRUARY 28, 2007
                                            -------------------------------
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                 [LOGO OMITTED]
                                 HIGHLAND FUNDS
                                   managed by
                        Highland Capital Management, L.P.




                           HIGHLAND FLOATING RATE FUND
                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2007

[LOGO]                     HIGHLAND FLOATING RATE FUND                    [LOGO]
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Fund Profile .............................................................    1

Financial Statements .....................................................    2

   Investment Portfolio ..................................................    3

   Portfolio Statement of Assets and Liabilities .........................   15

   Portfolio Statement of Operations .....................................   16

   Portfolio Statements of Changes in Net Assets .........................   17

   Portfolio Statement of Cash Flows .....................................   18

   Portfolio Financial Highlights ........................................   19

   Fund Statement of Assets and Liabilities ..............................   20

   Fund Statement of Operations ..........................................   21

   Fund Statements of Changes in Net Assets ..............................   22

   Fund Financial Highlights .............................................   24

   Notes to Financial Statements .........................................   28

Important Information About This Report ..................................   35

                Economic and market conditions change frequently.
       There is no assurance that the trends described in this report will continue or commence.

A PROSPECTUS MUST PRECEDE OR ACCOMPANY THIS REPORT. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

FUND PROFILE
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

Objective
--------------------------------------------------------------------------------

      The Highland Floating Rate Fund (the "Fund") invests all of its investable assets in Highland Floating Rate Limited Liability Company (the "Portfolio"). The Fund and the Portfolio seek a high level of current income consistent with preservation of capital.

Net Assets as of February 28, 2007
--------------------------------------------------------------------------------

      $2,061.3 million

Portfolio Data as of February 28, 2007
--------------------------------------------------------------------------------

      The information below provides a snapshot of the Portfolio at the end of the reporting period. The Portfolio is actively managed and the composition of its investment portfolio will change over time.

QUALITY BREAKDOWN AS OF 02/28/07 (%)
--------------------------------------------------------------------------------
 Baa                                                                        1.0
--------------------------------------------------------------------------------
 Ba                                                                        25.9
--------------------------------------------------------------------------------
 B                                                                         45.3
--------------------------------------------------------------------------------
 Caa                                                                        5.2
--------------------------------------------------------------------------------
 NR                                                                        22.6

TOP 5 SECTORS AS OF 02/28/07 (%)
--------------------------------------------------------------------------------
 Retail                                                                     9.7
--------------------------------------------------------------------------------
 Transportation -- Auto                                                     7.7
--------------------------------------------------------------------------------
 Utility                                                                    6.5
--------------------------------------------------------------------------------
 Cable -- International Cable                                               6.0
--------------------------------------------------------------------------------
 Broadcasting                                                               5.4

TOP 10 HOLDINGS AS OF 02/28/07 (%)
--------------------------------------------------------------------------------
 HCA, Inc.                                                                  2.9
--------------------------------------------------------------------------------
 Movie Gallery, Inc.                                                        2.8
--------------------------------------------------------------------------------
 Cricket Communications, Inc.                                               2.2
--------------------------------------------------------------------------------
 Ypso Holding SA                                                            2.0
--------------------------------------------------------------------------------
 Ford Motor Co.                                                             2.0
--------------------------------------------------------------------------------
 Delphi Corporation                                                         1.9
--------------------------------------------------------------------------------
 Amsterdamse Beheer-En Consultingmaatschappij B.V.                          1.8
--------------------------------------------------------------------------------
 Blockbuster Entertainment Corp.                                            1.7
--------------------------------------------------------------------------------
 Metro PCS Wireless, Inc.                                                   1.6
--------------------------------------------------------------------------------
 Millennium Digital Media Systems, LLC                                      1.6

         Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets.


                                                          Semi-Annual Report | 1

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FEBRUARY 28, 2007                                    HIGHLAND FLOATING RATE FUND

                                             A GUIDE TO UNDERSTANDING THE FUND'S
                                                            FINANCIAL STATEMENTS

               INVESTMENT PORTFOLIO   The Investment Portfolio details all of
                                      the Portfolio's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

STATEMENT OF ASSETS AND LIABILITIES   These statements detail the Fund's and the
                                      Portfolio's assets, liabilities, net
                                      assets and, with respect to the Fund,
                                      share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all liabilities (including any unpaid expenses) from the total of investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

            STATEMENT OF OPERATIONS   These statements detail income earned by
                                      the Fund and the Portfolio and the
                                      expenses accrued by the Fund during the
                                      reporting period. The Statement of
                                      Operations also shows any net gain or loss realized on the sales of holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents net increase or decrease in net assets from operations.

STATEMENTS OF CHANGES IN NET ASSETS   These statements demonstrate how the
                                      Fund's and the Portfolio's net assets were affected by their operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net
                                      Assets, with respect to the Fund, also
                                      details changes in the number of shares
                                      outstanding.

            STATEMENT OF CASH FLOWS   The Statement of Cash Flows reports net
                                      cash and foreign currency provided or
                                      used by operating, investing and financing activities and the net effect of those flows on cash, foreign currency and cash equivalents during the period.

               FINANCIAL HIGHLIGHTS   The Financial Highlights demonstrate how
                                      the Fund's net asset value per share was affected by the Fund's operating results.
                                      The Financial Highlights also disclose the classes' performance and certain key ratios of the Fund and the Portfolio
                                      (e.g., class expenses and net investment income as a percentage of average net assets).

      NOTES TO FINANCIAL STATEMENTS   These notes disclose the organizational
                                      background of the Fund and the Portfolio, their significant accounting policies
                                      (including those surrounding security
                                      valuation, income recognition and
                                      distributions to shareholders), federal
                                      tax information, fees and compensation
                                      paid to affiliates and significant risks and contingencies.


2 | Semi-Annual Report

INVESTMENT PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------
FEBRUARY 28, 2007               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (a) - 78.4%

AEROSPACE - AEROSPACE/DEFENSE - 2.2%
                AWAS Capital, Inc.
   12,215,153      First Priority Term Loan,
                   7.13%, 03/15/13 .............................     12,184,615
    7,003,663      Second Priority Term Loan,
                   11.38%, 03/15/13 ............................      7,108,718
    6,500,000   DeCrane Aircraft Holdings, Inc.
                   First Lien Term Loan, 02/13/13 (b) ..........      6,565,000
    1,903,900   Forgings International Holdings.
                   (Firth Rixon) (United Kingdom)
                   Term D (USD), 9.73%, 03/22/15 ...............      1,937,218
                Forgings International Ltd.
                   (Firth Rixon) (United Kingdom)
    2,403,900      Term B2 (USD), 7.83%, 09/07/14 ..............      2,445,968
    2,403,900      Term C2 (USD), 8.08%, 09/07/15 ..............      2,445,968
    1,980,000   IAP Worldwide Services, Inc.
                   First Lien Term Loan,
                   9.69%, 12/30/12 .............................      1,976,278
                TDS Investor Corp. (Travelport)
    6,916,660      Dollar Term Loan,
                   8.37%, 08/23/13 (b) .........................      6,992,744
      662,496      Synthetic Letter of Credit,
                   8.36%, 08/23/13 (b) .........................        670,572
    2,943,529   Vought Aircraft Industries, Inc.
                   Term Loan, 7.88%, 12/22/11 ..................      2,976,674
                                                                  -------------
                                                                     45,303,755
                                                                  -------------

AEROSPACE - AIRLINES - 1.3%
                Continental Airlines, Inc.
    1,714,286      Tranche A-1 Term Loan,
                   8.74%, 06/01/11 .............................      1,733,571
    4,285,714      Tranche A-2 Term Loan,
                   8.74%, 06/01/11 .............................      4,333,929
    2,000,000   Delta Airlines, Inc.
                   Trade Claim, 12/12/07 (b) ...................      1,176,680
                Northwest Airlines, Inc.
    5,000,000      Term Loan DIP, 7.85%, 08/21/08 ..............      5,035,150
    1,500,000      U.S. Bank Trade Claim, 08/21/13 (b) .........      1,307,505
   12,500,000   U S Airways, Inc.
                   Term Loan, 8.87%, 03/31/11 ..................     12,610,500
                                                                  -------------
                                                                     26,197,335
                                                                  -------------

BROADCASTING - 3.3%
    2,403,831   Havana Bidco Ltd.
                   USD Term Loan B,
                   7.88%, 08/31/14 .............................      2,412,845
                Millennium Digital Media Systems, LLC
   27,169,415      Facility B Term Loan,
                   8.90%, 06/30/11 .............................     27,375,549
      141,685      Revolver, 06/30/11 (b) (c) ..................        141,546
    1,037,839      Term Facility, 06/30/11 (b) .................      1,045,714
                NextMedia Operating, Inc
    1,185,930      Delay Draw Term Loan,
                   7.32%, 11/15/12 .............................      1,182,965
    2,668,341      Initial First Lien Term Loan,
                   7.32%, 11/15/12 .............................      2,669,996
   11,000,000   Paxson Communications Corp.
                   First Lien Term Loan,
                   8.62%, 01/15/12 .............................     11,268,180
    1,500,000   Persona Communications Corp. (Canada)
                   Second Lien Term Loan,
                   11.37%, 04/12/14 ............................      1,530,000

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

BROADCASTING (CONTINUED)
    1,000,000   ProQuest-CSA LLC
                   First Lien Term Loan,
                   8.35%, 02/09/14 .............................      1,011,250
   19,307,859   Young Broadcasting, Inc.
                   Term Loan, 7.92%, 11/03/12 (b) ..............     19,398,220
                                                                  -------------
                                                                     68,036,265
                                                                  -------------

CABLE - INTERNATIONAL CABLE - 1.0%
    1,851,515   Bragg Communications, Inc.
                   (Canada)
                   Term Loan B, 7.07%, 08/31/11 ................      1,859,625
    2,812,500   Puerto Rico Cable Acquisition Co., Inc.
                   (Puerto Rico)
                   First Lien Term Loan,
                   8.63%, 07/28/11 .............................      2,837,109
                San Juan Cable, LLC (Puerto Rico)
    2,475,007      First Lien Term Loan,
                   7.37%, 10/31/12 .............................      2,487,382
    1,700,000      Second Lien Term Loan,
                   10.89%, 10/31/13 ............................      1,727,625
                UPC Broadband Holding BV
                   (Netherlands)
    4,971,250      Facility J2, 7.64%, 03/31/13 ................      4,998,691
    3,971,250      Facility K2, 7.64%, 03/31/13 ................      3,994,124
    3,000,000   Virgin Media, Inc. (United Kingdom)
                   B4 Facility, 7.36%, 09/03/12 ................      3,019,260
                                                                  -------------
                                                                     20,923,816
                                                                  -------------

CABLE - US CABLE - 3.3%
      123,952   Century Cable Holdings LLC
                   Term Loan, 10.25%, 06/30/09 .................        121,783
                Cequel Communications LLC
    6,000,000      Bridge Term Loan,
                   10.32%, 10/30/07 ............................      6,015,000
    3,750,000      First Lien Term Loan B,
                   7.61%, 11/05/13 .............................      3,788,963
    3,000,000      NC Term Facility,
                   10.32%, 10/30/07 ............................      3,007,500
    2,000,000      Second Lien Tranche A Term Loan,
                   9.87%, 05/05/14 .............................      2,062,500
    2,000,000      Term Loan, 11/05/13 (b) .....................      2,020,780
                Charter Communications
                   Operating LLC
   20,108,684      Term Loan, 7.99%, 04/28/13 ..................     20,277,195
    3,000,000      Term Loan, 8.13%, 04/28/13 ..................      3,025,140
    1,994,924      Tranche B Term Loan,
                   8.13%, 04/07/11 .............................      2,006,933
                Knology, Inc.
    1,727,350      New Term Loan, 7.85%, 06/29/10 ..............      1,740,305
    5,122,290      Second Lien Term Loan,
                   15.35%, 06/29/11 ............................      5,865,022
    3,020,000   Mediacom Broadband Group
                   Tranche A Term Loan,
                   7.37%, 03/31/10 .............................      2,983,579
    1,000,000   Mediacom Illinois, LLC
                   Tranche C Term Loan,
                   7.17%, 01/31/15 .............................      1,005,320
                Northland Cable Television, Inc.
    4,950,000      First Lien Term Loan B,
                   9.38%, 12/22/12 .............................      4,962,375
    4,000,000      Second Lien Term Loan,
                   13.38%, 06/22/13 ............................      4,000,000
                WideOpenWest Finance LLC
    4,000,000      First Lien Term Loan,
                   7.68%, 05/01/13 .............................      4,040,000


                             See accompanying Notes to Financial Statements. | 3

--------------------------------------------------------------------------------
FEBRUARY 28, 2007               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

CABLE - US CABLE (CONTINUED)
                WideOpenWest Finance LLC (continued)
    1,000,000      Second Lien Term Loan,
                   10.37%, 05/01/14 ............................      1,033,120
                                                                  -------------
                                                                     67,955,515
                                                                  -------------

CHEMICALS - COMMODITY & FERTILIZER - 0.1%
    2,033,334   Ferro Corp.
                   Term Loan, 8.07%, 06/06/12 (c) ..............      2,033,984
                                                                  -------------

CHEMICALS - SPECIALTY CHEMICALS - 0.8%
    1,800,000   Ineos U S Finance LLC
                   Term Loan A4, 7.34%, 12/14/12 ...............      1,802,484
    1,354,545   Innophos, Inc.
                   Tranche B Term Loan,
                   7.57%, 08/13/10 .............................      1,359,625
      975,197   Kraton Polymers Group of Cos.
                   Term Loan, 7.38%, 12/23/10 ..................        984,646
    1,600,000   Mosaic Co.
                   Tranche B Term Loan,
                   7.11%, 12/01/13 .............................      1,616,512
      956,000   Nusil Technology LLC
                   Tranche B Term Loan,
                   8.07%, 10/24/13 .............................        963,170
    3,000,000   Panda Hereford Ethanol, L.P.
                   Tranche A Term Loan,
                   9.07%, 07/28/13 .............................      2,970,000
    6,000,000   Solutia, Inc.
                   Add-on Term Loan B,
                   8.36%, 03/31/08 (b) .........................      6,091,920
                                                                  -------------
                                                                     15,788,357
                                                                  -------------

CONSUMER DURABLES - 0.1%
    2,862,201   Rexair LLC
                   Additional Term Facility,
                   9.62%, 06/30/10 .............................      2,869,357
                                                                  -------------

CONSUMER NON-DURABLES - 1.4%
    1,985,000   Amscan Holdings
                   Term Loan B, 8.39%, 12/23/12 ................      2,007,947
    1,555,556   Camelbak Products, Inc.
                   Second Lien Term Loan,
                   13.41%, 02/04/12 ............................      1,419,444
    3,000,000   DS Waters of America, Inc.
                   Term Loan B, 7.86%, 10/27/12 ................      3,015,000
      367,974   Eastman Kodak Co.
                   Term B-1 Advance,
                   7.57%, 10/18/12 .............................        369,354
    2,778,214   Hanesbrands, Inc.
                   Term Loan B, 7.63%, 09/05/13 ................      2,804,769
    1,702,072   Hillman Group, Inc.
                   Term Loan B, 8.50%, 03/30/11 ................      1,719,093
      429,361   Polaroid Corp.
                   Term Loan, 12.38%, 04/27/11 .................        431,508
                Solo Cup Co.
    5,758,234      Term B1 Loan, 8.82%, 02/27/11 ...............      5,851,287
      868,833      Term B1 Loan, 8.87%, 02/27/11 ...............        882,873
    1,500,000      Term B1 Loan, 02/27/11 (b) ..................      1,524,240
    1,977,440   Spectrum Brands
                   U. S. Dollar Term Loan B,
                   8.60%, 02/07/12 .............................      1,998,203

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

CONSUMER NON-DURABLES (CONTINUED)
                UCG Paper Crafts, Inc.
      400,000      First Lien Synthetic Facility,
                   5.37%, 02/17/13 .............................        401,000
    1,588,000      First Lien Term Facility,
                   8.57%, 02/17/13 .............................      1,591,970
    1,985,000      Second Lien Term Loan,
                   12.82%, 08/17/13 ............................      2,002,369
    3,684,375   VJCS Acquisition, Inc.
                   Term B Facility, 7.62%, 07/19/13 ............      3,684,375
                                                                  -------------
                                                                     29,703,432
                                                                  -------------

DIVERSIFIED MEDIA - 3.3%
    3,194,727   American Lawyer Media Holdings, Inc.
                   First Lien Term Loan,
                   7.87%, 03/05/10 .............................      3,202,043
      375,889   Black Press Group Ltd. (Canada)
                   Term B-2 Tranche Loan,
                   7.50%, 08/01/13 .............................        379,648
      619,111   Black Press U S Partnership
                   Term B-1 Tranche Loan,
                   7.50%, 08/01/13 .............................        625,302
    3,990,000   Cinemark USA, Inc.
                   Term Loan, 7.38%, 10/05/13 ..................      4,030,858
    1,263,083   Day International, Inc.
                   First Lien U.S. Term Loan,
                   7.86%, 12/05/12 .............................      1,275,714
    2,375,000   Deluxe Canada Holdings, Inc. (Canada)
                   First Lien Tranche C Term Loan,
                   8.36%, 01/28/11 .............................      2,391,340
                Endurance Business Media, Inc.
    1,911,667      First Lien Term Loan,
                   8.07%, 07/24/13 .............................      1,933,173
    2,000,000      Second Lien Term Loan,
                   12.57%, 01/24/14 ............................      2,015,000
    1,000,000   HIT Entertainment PLC
                   (United Kingdom)
                   First Lien Term Advance,
                   03/20/12 (b) (e) ............................      1,008,130
    2,970,000   Merrill Communications LLC
                   Combined Term Loan,
                   7.59%, 05/15/11 .............................      2,996,433
                Metro-Goldwyn-Mayer Holdings II,
                   Inc./LOC Acquisition Co.
    9,399,190      Tranche B Term Loan,
                   8.61%, 04/08/12 .............................      9,508,315
   12,750,000      Tranche B Term Loan,
                   8.62%, 04/08/12 .............................     12,898,028
                North American Membership
                   Group, Inc.
      982,500      First Lien Tranche B Term Loan,
                   8.61%, 05/19/11 .............................        962,850
    3,000,000      Second Lien Term Loan,
                   12.86%, 11/18/11 ............................      2,940,000
                Penton Media, Inc.
    3,500,000      First Lien Term Loan,
                   7.57%, 02/01/13 (b) .........................      3,526,550
    2,500,000      Second Lien Term Loan,
                   02/01/14 (b) ................................      2,551,575
                Riverdeep Interactive Learning USA, Inc.
    2,500,000      Bridge Facility, 11.07%, 12/05/14 ...........      2,503,125
    7,000,000      Term Loan, 8.10%, 12/20/13 (b) ..............      7,074,340
                Springer Science+Business Media S.A. (Germany)
      562,496      Tranche B-2, 7.99%, 09/16/11 ................        569,528
      562,496      Tranche C-2, 8.37%, 07/05/14 ................        571,637


4 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
FEBRUARY 28, 2007               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

DIVERSIFIED MEDIA (CONTINUED)
                Springer Science+Business Media S.A.
                   (continued)
      338,124      USD Tranche B-2 Add On,
                   7.99%, 07/05/13 .............................        342,351
      338,124      USD Tranche C-2 Add On,
                   8.37%, 07/05/14 .............................        343,619
      366,301      USD Tranche E-2 Add On,
                   8.37%, 07/05/14 .............................        372,254
    4,000,000   West Corp.
                   Term B-2 Loan, 7.75%, 10/24/13 ..............      4,042,480
                                                                  -------------
                                                                     68,064,293
                                                                  -------------

ENERGY - EXPLORATION & PRODUCTION - 0.7%
    1,000,000   MEG Energy Corp. (Canada)
                   Initial Term Loan, 09/29/13 (b) .............        998,120
    3,000,000   Paramount Resources Ltd. (Canada)
                   Term Loan, 9.86%, 08/28/12 ..................      2,992,500
    1,000,000   Superior Offshore International, LLC
                   Term Loan, 02/15/12 (b) .....................      1,000,000
                Targa Resources, Inc.
      772,620      Synthetic Term Loan,
                   5.24%, 10/31/12 .............................        782,757
    3,179,009      Term Loan, 7.63%, 10/31/12 ..................      3,211,435
    5,940,000   TARH E&P Holdings, LP
                   Second Lien Term Loan,
                   10.91%, 11/15/10 ............................      5,940,000
                                                                  -------------
                                                                     14,924,812
                                                                  -------------

ENERGY - OTHER ENERGY - 1.5%
                Alon USA Energy, Inc.
      221,111      Edgington Facility,
                   7.57%, 06/22/13 .............................        223,322
    1,768,889      Paramount Facility,
                   7.66%, 06/22/13 .............................      1,783,270
                Coffeyville Resources, LLC
      324,324      Funded Letter of Credit,
                   8.36%, 12/28/10 .............................        328,378
    1,675,676      Tranche D Term Loan,
                   8.36%, 12/28/13 .............................      1,695,918
    4,500,000   Endeavour International Holding B.V.
                   (Netherlands)
                   Second Lien Term Loan,
                   12.37%, 11/01/11 ............................      4,635,000
    5,969,820   Helix Energy Solutions Group, Inc.
                   Term Loan, 7.33%, 07/01/13 ..................      6,013,937
                Monitor US Finco, Inc.
    4,000,000      First Lien Term Loan,
                   10.82%, 01/11/14 ............................      4,020,000
    3,000,000      Second Lien Term Loan,
                   17.32%, 01/11/15 ............................      3,007,500
      359,399   SemCrude LP
                   U.S. Term Loan,
                   7.59%, 03/16/11 .............................        362,321
    5,000,000   Volnay Acquisition Co. I (CGG)
                   Term Loan, 7.32%, 01/12/14 ..................      5,043,750
    4,000,000   Willbros USA, Inc.
                   Syndicate Term Loan,
                   10.25%, 10/27/09 ............................      4,020,000
                                                                  -------------
                                                                     31,133,396
                                                                  -------------

ENERGY - REFINING - 0.3%
    3,000,000   Connacher Finance Corp.
                   Term Loan, 8.61%, 10/20/13 ..................      3,026,250

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

ENERGY - REFINING (CONTINUED)
    2,500,000   J Ray McDermott SA (Panama)
                   Synthetic Facility, 5.27%, 06/06/12 .........      2,525,000
                                                                  -------------
                                                                      5,551,250
                                                                  -------------

ENERGY - SERVICE & EQUIPMENT - 0.1%
    1,923,567   Dresser, Inc.
                   Term Loan B, 8.13%, 10/31/13 ................      1,948,804
                                                                  -------------

FINANCIAL - 1.1%
    1,750,000   AlixPartners, LLP
                   Tranche B Term Loan,
                   7.86%, 10/12/13 .............................      1,768,060
    2,000,000   American Wholesale Insurance
                   Group, Inc.
                   Second Lien Term Loan B,
                   12.82%, 04/27/12 ............................      2,005,000
    2,778,214   Arias Acquisitions, Inc.
                   Term Loan, 9.11%, 07/26/11 ..................      2,555,957
                Checksmart Financial Co.
    1,985,000      First Lien Tranche B Term Loan,
                   8.13%, 05/01/12 .............................      1,992,444
    2,500,000      Second Lien Term Loan,
                   10.89%, 05/01/13 ............................      2,531,250
    4,250,000   Crump Group, Inc.
                   Tranche B Term Loan,
                   8.37%, 12/19/12 .............................      4,255,312
      997,500   First American Payment Systems, L.P.
                    Term Loan, 8.63%, 10/06/13 .................      1,004,981
                Flatiron Re Ltd. (Bermuda)
    1,684,211      Closing Date Term Loan,
                   9.61%, 12/29/10 .............................      1,705,263
      815,789      Delayed Draw Term Loan,
                   9.61%, 12/29/10 (c) .........................        824,967
      951,857   FleetCor Technologies, Inc.
                    Term Loan, 9.08%, 06/30/11 .................        958,996
                National Money Mart Co. (Canada)
    1,149,661      Canadian Borrower Term Loan,
                   10.00%, 10/30/12 ............................      1,156,846
      845,339      Delayed Draw Term Loan,
                   10.00%, 10/30/12 ............................        850,622
    1,000,000   Online Resources Corp.
                   Term Loan A, 02/09/12 (b) ...................      1,000,000
                                                                  -------------
                                                                     22,609,698
                                                                  -------------

FOOD AND DRUG - 0.7%
      869,565   Bi-Lo LLC
                   Term Loan, 9.36%, 07/01/11 ..................        877,391
    4,000,000   CTI Food Holdings Co. LLC
                   Second Lien Secured Term Loan,
                   11.36%, 06/02/12 ............................      4,060,000
      669,026   Duloxetine Royalty Sub
                   (Cayman Islands)
                   Term Loan, 9.87%, 10/18/13 ..................        674,043
    8,000,000   Rite Aid Corp.
                   Senior Secured Bridge Loan,
                   10/23/07 (b) ................................      7,960,000
    1,500,000   Weight Watchers International, Inc.
                   Term Loan B, 6.88%, 01/26/14 ................      1,508,820
                                                                  -------------
                                                                     15,080,254
                                                                  -------------

FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.3%
      684,482   AFC Enterprises, Inc.
                   Tranche B Term Loan,
                   7.38%, 05/09/11 .............................        689,615


                             See accompanying Notes to Financial Statements. | 5

--------------------------------------------------------------------------------
FEBRUARY 28, 2007               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

FOOD/TOBACCO - BEVERAGES & BOTTLING (CONTINUED)
    3,300,000   National Distributing Co., Inc.
                   Second Lien Term Loan,
                   11.85%, 06/01/10 ............................      3,308,250

    1,995,000   PBM Holdings, Inc.
                   Term Loan, 8.07%, 09/29/12 ..................      2,009,963
                                                                  -------------
                                                                      6,007,828
                                                                  -------------

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 0.6%
    2,598,093   Chiquita Brands LLC
                   Term Loan C, 8.38%, 06/28/12 ................      2,643,560
                FSB Holdings, Inc.
    1,500,000      First Lien Tranche B Term Loan,
                   7.88%, 09/29/13 .............................      1,518,750
    1,000,000      Second Lien Term Loan,
                   11.13%, 03/29/14 ............................      1,012,500
                Gate Gourmet Borrower LLC
      678,682      Dollar Term Loan First Lien,
                   8.10%, 03/09/12 .............................        687,166
      111,100      First Lien Letter of Credit,
                   8.11%, 12/31/10 .............................        112,489
    3,849,107   Michelina's
                   Term Loan, 8.41%, 04/02/11 ..................      3,902,032
    4,879,919   Nellson Nutraceutical, Inc.
                   Second Lien Term Loan,
                   14.25%, 04/04/10 (d) ........................      2,139,015
                                                                  -------------
                                                                     12,015,512
                                                                  -------------

FOOD/TOBACCO - RESTAURANTS - 1.5%
    4,000,000   Aramark Canada Ltd. (Canada)
                   Canadian Term Loan,
                   01/26/14 (b) ................................      4,045,000
                Aramark Corp.
      790,097      Line of Credit Facility,
                   7.45%, 01/26/14 .............................        799,808
   11,209,903      U.S. Term Loan, 7.47%, 01/26/14 .............     11,338,368
                Buffets Holdings, Inc.
    2,221,875      Revolver, 10.01%, 11/01/11 ..................      2,217,542
      476,577      Revolver, 8.37%, 11/01/13 ...................        475,647
    4,416,667      Term Loan, 8.37%, 11/01/13 ..................      4,444,271
    1,466,980   Caribbean Restaurant LLC
                   Tranche B Term Loan,
                   8.07%, 06/30/09 .............................      1,479,215
    1,980,000   El Pollo Loco, Inc.
                   Term Loan, 8.40%, 11/18/11 ..................      1,990,534
    1,462,500   Garden Fresh Restaurant Corp.
                   First Lien Term Loan B,
                   8.62%, 06/22/11 .............................      1,469,813
      982,188   New World Restaurant Group, Inc.
                   First Lien Term Loan,
                   8.45%, 03/31/11 .............................        984,643
    1,000,000   Sbarro, Inc.
                   Term Loan B, 7.82%, 01/31/14 ................      1,011,250
                                                                  -------------
                                                                     30,256,091
                                                                  -------------

FOREST PRODUCTS - PACKAGING - 1.1%
    4,222,507   Consolidated Container Holdings LLC
                   Term Loan, 8.63%, 12/15/08 ..................      4,238,341
    9,340,264   Georgia-Pacific Corp.
                   First Lien Term B,
                   7.38%, 02/14/13 .............................      9,438,897
    6,352,545   Graham Packaging Co.
                   Term Loan B, 7.73%, 10/07/11 ................      6,415,435

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

FOREST PRODUCTS - PACKAGING (CONTINUED)
                JSG Acquisitions (Smurfit Kappa)
                   (Ireland)
    1,000,000      B1 Term Loan Facility,
                   7.75%, 12/01/13 .............................      1,008,760
    1,000,000      C1 Term Loan Facility,
                   8.24%, 12/01/13 .............................      1,013,760
                                                                  -------------
                                                                     22,115,193
                                                                  -------------

FOREST PRODUCTS - PAPER - 0.3%
    1,714,720   Appleton Papers, Inc.
                   Term Loan, 7.63%, 06/11/10 ..................      1,725,437
    2,494,209   Graphic Packaging International, Inc.
                   Tranche C Term Loan,
                   7.86%, 08/09/10 .............................      2,529,278
    1,500,000   NewPage Corp.
                   Term Loan, 7.63%, 08/01/13 ..................      1,518,750
      135,329   Verso Paper Holdings LLC
                   Term B Loan, 7.13%, 08/01/13 ................        135,922
                                                                  -------------
                                                                      5,909,387
                                                                  -------------

GAMING/LEISURE - GAMING - 0.6%
    3,956,125   CCM Merger, Inc./MotorCity Casino
                   Term Loan B, 7.37%, 04/25/12 ................      3,984,966
    1,000,000   Great Canadian Gaming Corp.
                   Tranche B Term Loan,
                   02/14/14 (b) ................................      1,008,440
    2,000,000   Lakes Gaming and Resorts, LLC
                   Term Loan, 11.62%, 06/21/10 .................      2,025,000
       14,526   OpBiz LLC
                   Term Loan B, 9.51%, 08/31/10 ................         14,145
                VML U S Finance LLC
    4,000,000      Term B Funded Project Loan,
                   8.12%, 05/25/13 .............................      4,043,600
    2,000,000      Term B Funded Project Loan,
                   02/01/13 (b) ................................      2,021,800
                                                                  -------------
                                                                     13,097,951
                                                                  -------------

GAMING/LEISURE - OTHER LEISURE - 1.8%
    1,926,748   AMF Bowling Worldwide, Inc.
                   Term Loan B, 8.40%, 08/27/09 ................      1,897,847
    2,325,000   BRE/ESA MEZZ 5 LLC
                   Mezzanine D Loan,
                   8.57%, 07/11/08 .............................      2,330,813
   12,675,000   BRE/Homestead MEZZ 4 LLC
                   Mezzanine D Loan,
                   8.60%, 07/11/08 .............................     12,706,688
    5,000,000   Edge Las Vegas Development LLC
                   Second Lien Term Loan,
                   14.32%, 06/01/07 ............................      5,025,000
                Fontainebleu Florida Hotel LLC
    3,000,000      Tranche A Term Loan,
                   8.10%, 05/11/08 .............................      3,000,000
    2,000,000      Tranche B Term Loan,
                   8.10%, 05/11/08 .............................      2,000,000
    1,000,000   Greenwood Racing Inc.
                   Term Loan, 7.57%, 11/28/11 ..................      1,010,000
    1,664,415   Kuilima Resort Co.
                   First Lien Term Loan,
                   8.07%, 09/30/10 (b) .........................      1,655,060
    2,000,000   Riverdeep Interactive Learning USA, Inc.
                   Term Loan, 8.88%, 11/30/11 ..................      2,000,000
    2,219,972   Trump Entertainment Resorts, Inc.
                   Term Loan B-1, 7.87%, 05/20/12 ..............      2,242,171


6 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
FEBRUARY 28, 2007               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

GAMING/LEISURE - OTHER LEISURE (CONTINUED)
    1,950,000   Wallace Theaters
                   First Lien Term Loan,
                   8.62%, 07/31/09 .............................      1,969,500
      966,044   Yellowstone Mountain Club, LLC
                   Term Loan, 7.73%, 09/30/10 ..................        966,411
                                                                  -------------
                                                                     36,803,490
                                                                  -------------

HEALTHCARE - ACUTE CARE - 3.1%
    3,402,421   Alliance Imaging, Inc.
                   Tranche C1 Term Loan,
                   7.88%, 12/29/11 .............................      3,432,192
                Cornerstone Healthcare Group
                   Holding, Inc.
      375,017      Revolver, 9.35%, 07/15/11 (c) (i) ...........        360,477
    1,029,361      Senior Subordinated Unsecured
                   Notes, 14.00%, 07/15/12 (i) .................        936,719
    2,062,459      Term Loan, 9.35%, 07/15/11 (i) ..............      2,046,990
    2,992,500   Encore Medical Finance LLC
                   Term Loan, 7.88%, 11/04/13 ..................      3,005,607
                HCA, Inc.
    1,000,000      Tranche A Term Loan,
                   7.86%, 11/17/12 .............................      1,010,260
   52,000,000      Tranche B Term Loan,
                   7.11%, 11/17/13 .............................     52,678,080
                                                                  -------------
                                                                     63,470,325
                                                                  -------------

HEALTHCARE - ALTERNATE SITE SERVICES - 1.0%
    1,442,482   American HomePatient, Inc.
                   Secured Promissory Note,
                   6.79%, 08/01/09 (i) .........................      1,442,482
                FHC Health Systems, Inc.
      553,955      Delayed Draw Term Loan,
                   13.40%, 12/18/09 ............................        573,343
      791,364      Initial Term Loan,
                   11.40%, 12/18/09 ............................        819,062
    1,500,000      Third Lien Additional Term Loan,
                   14.37%, 02/09/11 ............................      1,530,000
    5,000,000      Third Lien Term Loan,
                   15.12%, 02/09/11 ............................      5,137,500
    6,902,010   LifeCare Holdings (Rainier
                   Acquisition Corp.)
                   Term Loan, 08/11/12 (b) .....................      6,707,925
    1,970,000   Skilled Healthcare LLC
                   First Lien Term Loan,
                   7.60%, 06/15/12 .............................      1,987,238
      331,070   Sunrise Medical Holdings, Inc.
                   Term Loan B-1, 8.88%, 05/13/10 ..............        330,242
    1,950,000   WellCare Health Plans, Inc.
                   Term Loan, 7.88%, 05/13/09 ..................      1,960,979
                                                                  -------------
                                                                     20,488,771
                                                                  -------------

HEALTHCARE - MEDICAL PRODUCTS - 5.9%
    1,889,795   American Medical Systems, Inc.
                   Term Loan, 7.68%, 07/20/12 ..................      1,906,330
                CCS Medical, Inc.
   20,163,810      First Lien Term Loan,
                   8.62%, 09/30/12 (b) .........................     19,964,390
    4,750,000      Second Lien Term Loan,
                   13.37%, 03/30/13 ............................      4,643,125
    1,950,000   CompBenefits Corp.
                   Tranche B Term Loan,
                   8.36%, 04/12/12 .............................      1,967,063

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

HEALTHCARE - MEDICAL PRODUCTS (CONTINUED)
    1,000,000   Golden Gate National Senior
                   Care LLC
                   Second Lien Term Loan,
                   13.11%, 09/14/11 ............................      1,017,500
                Graceway Pharmaceuticals, LLC
    1,000,000      First Lien Term Loan B,
                   7.84%, 12/29/11 .............................      1,009,060
    2,000,000      Second Lien Term Loan,
                   11.34%, 12/29/12 ............................      2,026,240
    3,482,500   Hanger Orthopedic Group, Inc.
                   Tranche B Term Loan,
                   7.87%, 05/26/13 .............................      3,510,778
    5,000,000   Health Management Associates, Inc.
                   Term Loan B, 02/28/14 (b) ...................      5,046,500
                HealthSouth Corp.
    1,000,000      Term Loan B, 8.62%, 03/21/10 ................      1,010,500
   12,967,503      Term Loan B, 8.62%, 03/10/13 ................     13,103,662
                MMM Holding, Inc./NAMM Holdings,
                   Inc./PHMC (Puerto Rico)
      895,644      MMM Original Term Loan,
                   7.60%, 08/22/11 .............................        872,133
      210,740      NAMM Original Term Loan,
                   7.60%, 08/22/11 .............................        205,208
      137,340      NAMM PHMC Acquistion Term Loan,
                   7.60%, 08/22/11 .............................        133,735
      734,000      PHMC Acquisition Term Loan,
                   7.61%, 08/10/11 .............................        714,733
    1,475,044   National Renal Institutes, Inc.
                   Term Facility, 7.63%, 03/31/13 ..............      1,480,575
                Nyco Holdings 3 ApS (Denmark)
   12,000,000      Facility B2, 6.20%, 12/29/14 (b) ............     12,030,000
   12,000,000      Facility C2, 6.70%, 12/29/15 (b) ............     12,090,000
    4,000,000   Pharmaceutical Holdings Corp.
                   Term Loan, 8.57%, 01/30/12 ..................      4,010,000
    2,352,456   Reliant Pharmaceuticals, Inc.
                   First Lien Term Loan,
                   14.82%, 06/30/08 ............................      2,375,980
                Talecris Biotherapeutics
                   Holdings Corp.
   16,500,000      First Lien Term Loan,
                   10.50%, 12/08/13 ............................     16,665,000
    7,500,000      Second Lien Term Loan,
                   11.86%, 12/08/14 ............................      7,706,250
    1,000,000   Triumph Healthcare Second
                   Holdings LLC
                   Second Lien Term Loan,
                   13.60%, 07/28/14 ............................        997,500
                Warner Chilcott Co., Inc.
                   (Puerto Rico)
      782,387      Dovonex Delayed Draw Term Loan,
                   7.62%, 01/18/12 .............................        787,895
    4,396,953      Tranche B Acquisition Date
                   Term Loan, 7.49%, 01/18/12 ..................      4,426,720
      540,396   Warner Chilcott Corp.
                   Tranche C Acquisition Date
                   Term Loan, 7.61%, 01/18/12 ..................        543,941
                                                                  -------------
                                                                    120,244,818
                                                                  -------------

HOUSING - BUILDING MATERIALS - 2.1%
                American Buildings Co.
    1,544,641      Term Loan A,
                   8.86%, 12/31/08 .............................      1,424,407
    1,146,090      Term Loan B,
                   10.00%, 12/31/08 ............................      1,077,324


                             See accompanying Notes to Financial Statements. | 7

--------------------------------------------------------------------------------
FEBRUARY 28, 2007               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

HOUSING - BUILDING MATERIALS (CONTINUED)
    2,120,000   Associated Materials Inc.
                   Term Loan, 8.18%, 08/29/10 ..................      2,134,586
    7,314,079   Atrium Cos., Inc.
                   Closing Date Term Facility,
                   8.13%, 06/21/12 .............................      7,364,400
                Custom Building Products, Inc.
    1,880,825      First Lien Term Loan,
                   7.61%, 10/20/11 .............................      1,888,273
    1,250,000      Second Lien Term Loan,
                   9.53%, 04/20/12 .............................      1,251,825
    1,765,667   DESA LLC
                   Term Loan, 11.12%, 11/26/11 .................      1,589,100
    1,000,000   Jacuzzi Brands Corp.
                   First Lien Term Loan B, 02/07/14 (b) ........      1,007,500
    4,500,000   Nortek, Inc.
                   Term Loan, 08/27/11 (b) .....................      4,531,860
    1,588,840   PGT Industries, Inc.
                   First Lien Tranche A-2 Term Loan,
                   8.38%, 02/14/12 .............................      1,601,741
                Ply Gem Industries, Inc.
      264,256      Canadian Term Loan,
                   8.37%, 08/15/11 .............................        268,109
    3,963,844      U.S. Term Loan, 8.37%, 08/15/11 .............      4,021,636
    1,000,000   Standard Pacific Corp.
                   Term Loan B, 6.86%, 05/05/13 ................      1,000,620
    3,578,688   Stile Acquisition Corp. (Canada)
                   Canadian Term Loan,
                   7.36%, 04/06/13 .............................      3,573,106
    9,378,736   Stile U S Acquisition Corp.
                   U S Term Loan, 7.36%, 04/06/13 (b) ..........      9,379,674
                                                                  -------------
                                                                     42,114,161
                                                                  -------------

HOUSING - REAL ESTATE DEVELOPMENT - 3.5%
    6,000,000   Edge Star Partners LLC
                   First Lien Term Loan,
                   9.36%, 11/18/07 .............................      6,000,000
                EH/Transeastern, LLC/TE TOUSA
    4,000,000      Term Loan, 8.25%, 08/01/08 (e) ..............      4,060,000
    5,500,000      Term Loan, 10.75%, 08/01/08 .................      3,052,500
                Ginn LA Conduit Lender, Inc.
    1,570,079      First Lien Tranche A Credit-Linked
                   Deposit, 8.29%, 06/08/11 ....................      1,549,480
    3,408,499      First Lien Tranche B Term Loan,
                   8.17%, 06/08/11 .............................      3,359,519
    2,143,382   Giraffe Intermediate, LLC
                   Mezzanine Note A-1,
                   7.08%, 08/09/07 .............................      2,143,382
    6,574,553   Lake at Las Vegas Joint Venture
                   First Lien Term Loan,
                   10.11%, 11/01/09 ............................      6,582,771
    3,960,000   LBREP/L-Suncal Master I LLC
                   First Lien, 8.61%, 01/18/10 .................      3,979,800
    1,000,000   LNR Property Corp.
                   Initial Tranche B Term Loan,
                   07/12/11 (b) ................................      1,008,380
                Morningside Assisted Living
    1,995,167      Mezzanine Loan,
                   12.63%, 10/12/08 ............................      2,000,155
    1,496,375      Senior Mortgage Loan,
                   8.38%, 10/12/08 .............................      1,500,116
      606,618   MPO Intermediate LLC
                   Mezzanine Note A-1,
                   7.08%, 08/09/07 .............................        606,618

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

HOUSING - REAL ESTATE DEVELOPMENT (CONTINUED)
    1,454,555   November 2005 Land Investors, LLC
                   First Lien Term Loan,
                   8.12%, 05/09/11 .............................      1,463,646
                Pro-Build Holdings, Inc.
      460,000      Delayed Draw Term Loan,
                   06/29/13 (b) ................................        460,575
      540,000      Initial Term Loan, 06/29/13 (b) .............        540,675
    1,995,000   Shea Capital I, LLC
                   Facility B, 7.35%, 10/27/11 .................      1,992,506
                Tamarack Resort LLC
    2,697,248      Tranche A Credit-Linked Deposit,
                   8.61%, 05/19/11 .............................      2,703,991
    4,015,527      Tranche B Term Loan,
                   8.61%, 05/19/11 .............................      4,025,566
   16,689,351   Westgate Investments, LLC
                   Senior Secured Loan,
                   13.00%, 07/15/10 (i) ........................     16,689,351
    4,000,000   Weststate Land Partners LLC
                   First Lien Term Loan,
                   8.57%, 05/01/07 .............................      4,030,000
    4,000,000   Woodlands Commercial Properties
                   Co., LP
                   Bridge Loan, 8.12%, 02/28/08 ................      4,005,000
                                                                  -------------
                                                                     71,754,031
                                                                  -------------

INFORMATION TECHNOLOGY - 4.3%
    3,000,000   Applied Systems, Inc.
                   Term Loan, 8.18%, 09/26/13 ..................      3,020,640
    1,000,000   Aspect Software, Inc.
                   Second Lien Term Loan,
                   12.38%, 07/05/12 ............................      1,005,000
    1,925,000   Billing Services Group North
                   America, Inc.
                   U.S. Term Loan,
                   8.13%, 01/01/00 .............................      1,927,406
      480,286   Bridge Information Systems, Inc.
                   Multidraw Term Loan,
                   07/07/13 (d) (e) ............................         36,021
    1,985,006   Data Transmission Network Corp.
                   First Lien Tranche B Term Loan,
                   8.48%, 03/10/13 .............................      1,994,931
      992,470   Deltek Systems, Inc.
                   Term Loan, 7.62%, 04/22/11 ..................        997,432
   20,000,000   Freescale Semiconductor, Inc.
                   Term Loan, 7.37%, 12/02/13 ..................     20,181,200
    2,000,000   GXS Corp.
                   Second Lien Term Loan,
                   7.38%, 12/20/11 .............................      2,030,000
                Infor Enterprise Solutions
                   Holdings, Inc.
    3,420,000      Delayed Draw Term Loan,
                   9.12%, 07/28/12 .............................      3,454,200
    6,555,000      Initial U.S. Term Facility,
                   9.12%, 07/28/12 .............................      6,617,797
    5,000,000      Stage One U.S. Bridge Facility,
                   11.50%, 07/29/13 (e) ........................      5,000,000
                IPC Systems, Inc.
      997,500      First Lien Tranche B-1 Term Loan,
                   7.86%, 09/30/13 .............................      1,009,969
    1,500,000      Second Lien Term Loan,
                   11.87%, 09/29/14 ............................      1,521,570
    2,000,000   MediMedia USA, Inc.
                   Tranche B Term Loan,
                   8.75%, 10/05/13 .............................      2,010,000


8 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
FEBRUARY 28, 2007               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)
    8,000,000   NameMedia, Inc.
                   Term Loan, 11.37%, 08/31/08 .................      8,040,000
    1,000,000   Nuance Communications, Inc.
                   Term Loan, 03/31/13 (b) .....................      1,003,120
    1,382,366   ON Semiconductor Corp.
                   Term Loan H, 7.62%, 12/15/11 ................      1,391,572
    3,500,000   Open Solutions, Inc.
                   Term Loan, 7.49%, 01/23/14 (b) ..............      3,537,205
    4,750,000   PGS Solutions, Inc.
                   Term Loan, 7.61%, 02/14/13 ..................      4,815,313
    2,000,000   Sitel, LLC
                   U.S. Term Loan, 7.84%, 01/30/14 .............      2,017,520
    7,000,000   Spansion LLC
                   Term Loan B, 8.36%, 11/01/12 ................      7,085,330
    7,325,158   SunGard Data Systems, Inc.
                   U S Term Loan,
                   7.82%, 02/11/13 (b) .........................      7,408,372
    2,000,000   Transfirst Holdings, Inc.
                   Second Lien Term Loan,
                   11.62%, 08/15/13 ............................      2,015,000
                                                                  -------------
                                                                     88,119,598
                                                                  -------------

MANUFACTURING - 1.5%
    1,355,991   AIRXCEL, Inc.
                   First Lien Term Loan,
                   8.38%, 08/31/12 .............................      1,362,771
    1,910,000   Baldor Electric Co.
                   Term Loan, 7.19%, 01/31/14 ..................      1,910,000
    1,493,947   Coinmach Corp.
                   Tranche B-1 Term Loan,
                   7.88%, 12/16/12 .............................      1,508,573
    1,500,000   Dundee Holdco Ltd.
                   (United Kingdom)
                   U.S. Term Loan B1,
                   8.07%, 02/17/14 .............................      1,508,430
      828,947   Euramax International Holdings
                   B.V. (Netherlands)
                   Second Lien European Term Loan,
                   12.37%, 06/29/13 ............................        822,730
                Euramax International, Inc.
    2,062,482      First Lien Domestic Term Loan,
                   8.19%, 06/29/12 .............................      2,078,466
    1,671,053      Second Lien Domestic Term Loan,
                   12.37%, 06/29/13 ............................      1,691,941
                FR Brand Acquisition Corp.
    1,500,000      First Lien Term Loan B,
                   7.63%, 02/07/14 .............................      1,514,685
    1,000,000      Second Lien Term Loan,
                   11.38%, 02/07/15 ............................      1,015,000
    3,000,000   Generac Acquisition Corp.
                   Second Lien Term Loan,
                   11.32%, 05/12/14 (b) ........................      3,007,500
    1,990,000   Global Petroleum, Inc.
                   (SPI Petroleum)
                   Term Loan, 9.85%, 07/26/13 ..................      1,999,950
      492,437   Longyear Canada, ULC (Boart Longyear)
                   First Lien Canadian Borrower
                   Term Loan, 8.61%, 10/08/12 ..................        497,519
                Longyear Global Holdings, Inc.
                   (Boart Longyear)
      530,316      First DrillCorp Delayed Draw
                   Term Loan, 8.61%, 10/08/12 ..................        535,789
    4,962,247      First Lien U.S. Term Loan,
                   8.61%, 10/08/12 .............................      5,021,198

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

MANUFACTURING (CONTINUED)
                Longyear Global Holdings, Inc. (continued)
    4,000,000      Second Lien Term Loan,
                   12.36%, 10/07/13 ............................      4,070,000
    1,769,247   Polypore, Inc.
                   U.S. Term Loan, 8.32%, 11/12/11 .............      1,773,670
                                                                  -------------
                                                                     30,318,222
                                                                  -------------

METALS/MINERALS - OTHER METALS/MINERALS - 0.9%
    5,000,000   Kaiser Aluminum & Fabricated
                   Products, LLC
                   Term Loan, 9.61%, 04/24/11 ..................      5,025,000
    8,094,024   Murray Energy Corp.
                   Tranche B Term Loan,
                   8.40%, 01/28/10 .............................      8,195,200
      767,143   Oglebay Norton Co.
                   Tranche B Term Loan,
                   7.87%, 07/31/12 .............................        774,814
    4,466,250   Universal Buildings Products, Inc.
                   Term Loan, 8.86%, 04/28/12 ..................      4,443,919
                                                                  -------------
                                                                     18,438,933
                                                                  -------------

METALS/MINERALS - STEEL - 0.1%
    1,484,925   CII Carbon LLC
                   Term Loan B, 7.38%, 08/23/12 ................      1,496,062
      829,167   Standard Steel, LLC
                   Initial Term Loan, 7.87%, 06/30/12 ..........        836,422
                                                                  -------------
                                                                      2,332,484
                                                                  -------------

RETAIL - 8.6%
   34,757,936   Blockbuster Entertainment Corp.
                   Tranche B Term Loan,
                   8.90%, 08/20/11 .............................     35,261,926
   30,575,741   Burlington Coat Factory
                   Warehouse Corp.
                   Term Loan, 7.61%, 05/28/13 (b) ..............     30,618,853
      950,306   Dollarama Group LP (Canada)
                   Term Loan B, 7.38%, 11/18/11 ................        958,621
    2,479,675   Eddie Bauer, Inc.
                   Term Loan, 11.50%, 06/21/11 .................      2,491,304
    1,000,000   Harbor Freight Tools USA, Inc.
                   Tranche C Term Loan,
                   7.61%, 02/12/13 .............................      1,008,120
                Home Interiors & Gifts, Inc.
    2,407,902      Initial Term Loan, 10.32%, 03/31/11 .........      1,781,848
   25,541,353      Initial Term Loan, 10.41%, 03/31/11 .........     18,900,602
    1,000,000   Mattress Holding Corp.
                   Term Loan, 7.61%, 01/18/14 ..................      1,000,000
    8,748,906   Michaels Stores, Inc.
                   Term Loan, 8.13%, 10/31/13 ..................      8,845,319
                Movie Gallery, Inc.
      330,296      Term Loan A, 9.87%, 04/27/11 ................        328,578
   58,097,159      Term Loan B, 10.62%, 04/27/11 (b) ...........     57,915,896
    1,348,945   Neiman Marcus Group, Inc. (The)
                   Term Loan, 7.60%, 04/06/13 ..................      1,366,373
    2,000,000   PetCo Animal Supplies, Inc.
                   Term Loan, 8.10%, 10/28/13 ..................      2,026,240
                Sally Holdings, LLC
    1,500,000      Term Loan A, 11/01/12 (b) ...................      1,502,820
    1,500,000      Term Loan B, 7.86%, 11/18/13 ................      1,517,700
      995,000   Sports Authority, Inc., The
                   Term Loan B, 7.61%, 05/03/13 ................        999,667
                Totes Isotoner Corp.
    3,500,000      First Lien Term Loan,
                   7.82%, 01/31/13 (b) .........................      3,522,610


                             See accompanying Notes to Financial Statements. | 9

--------------------------------------------------------------------------------
FEBRUARY 28, 2007               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

RETAIL (CONTINUED)
                Totes Isotoner Corp. (continued)
    1,000,000      Second Lien Term Loan,
                   11.32%, 01/31/14 ............................      1,010,000
    4,000,000   Toys "R" Us
                   Tranche B Term Loan,
                   9.61%, 07/19/12 .............................      4,125,320
    1,000,000   TRU 2005 Holding Co. I, Ltd
                   Term Loan, 8.33%, 12/09/08 ..................      1,010,110
                                                                  -------------
                                                                    176,191,907
                                                                  -------------

SERVICE - ENVIRONMENTAL SERVICES - 0.7%
    3,122,340   Alliance Laundry Systems LLC
                   Term Loan, 7.57%, 01/27/12 (b) ..............      3,151,623
    1,000,000   Brickman Group Holdings, Inc.
                   Tranche Loan B, 01/23/14 (b) ................      1,005,630
      596,848   Duratek, Inc.
                   Term Loan B, 7.63%, 06/07/13 ................        604,869
                EnergySolutions, LLC
       62,893      Synthetic Letter of Credit,
                   7.57%, 06/07/13 .............................         63,738
    1,318,039      Term Loan, 7.76%, 09/30/11 ..................      1,335,753
                Safety-Kleen Systems, Inc.
    1,322,034      Synthetic Letter of Credit,
                   7.88%, 08/02/13 .............................      1,325,339
    4,666,271      Term Loan B, 7.88%, 08/02/13 ................      4,677,937
                Valleycrest Holding Co. (VCC Holdco)
    1,995,000      First Lien Term Loan,
                   7.82%, 10/04/13 .............................      2,016,187
    1,000,000      Second Lien Term Loan,
                   10.82%, 04/04/14 ............................      1,008,440
                                                                  -------------
                                                                     15,189,516
                                                                  -------------

SERVICE - OTHER SERVICES - 0.9%
    2,000,000   Cydcor, Inc.
                   First Lien Tranche B Term Loan,
                   10.50%, 02/05/13 ............................      1,990,000
                Education Management LLC
    3,500,000      Term Loan C, 7.38%, 06/01/13 ................      3,500,000
    3,478,759      Tranche B Term Loan,
                   7.88%, 06/01/13 .............................      3,513,547
                Koosharem Corp.
    2,962,500      First Lien Term Loan,
                   9.83%, 06/30/12 .............................      2,962,500
    1,000,000      Second Lien Term Loan,
                   13.87%, 06/30/13 ............................        990,000
    4,000,000   NES Rentals Holdings, Inc.
                   Second Lien Permanent Term Loan,
                   12.13%, 07/20/13 ............................      4,060,000
    1,660,844   United Rentals, Inc.
                   Initial Term Loan,
                   7.32%, 02/14/11 .............................      1,682,385
                                                                  -------------
                                                                     18,698,432
                                                                  -------------

TELECOMMUNICATIONS - 2.2%
    6,636,373   Advanced Micro Devices, Inc.
                   Term Loan, 7.62%, 12/31/13 ..................      6,704,595
    2,000,000   American Messaging Services, Inc.
                   Senior Secured Note,
                   11.62%, 09/03/08 ............................      2,015,000
                Global Tel Link Corp.
       65,217      Synthetic Deposit,
                   8.82%, 02/13/08 (c) .........................         66,114
      782,609      Term Facility, 8.82%, 02/13/08 ..............        793,370

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

TELECOMMUNICATIONS (CONTINUED)
    3,990,000   Intelsat Corp.
                   Tranche B-2 Term Loan,
                   7.87%, 01/03/14 .............................      4,034,888
    5,000,000   Level 3 Financing, Inc.
                   Term Loan, 8.40%, 12/01/11 ..................      5,044,800
    3,000,000   Revolution Studios
                   Tranche B Term Loan,
                   9.07%, 12/21/14 .............................      3,022,500
    5,959,537   Sorenson Communications, Inc.
                   Tranche B Term Loan,
                   8.36%, 08/16/13 .............................      6,010,432
      742,500   Stratos Global Corp./Stratos
                   Funding LP (Canada)
                   Term B Facility, 8.10%, 02/13/12 ............        748,692
    5,498,594   Time Warner Telecom Holdings, Inc.
                   Term Loan B, 7.32%, 01/07/13 (b) ............      5,546,706
    2,000,000   Unity Media
                   Mezzanine Loan, 10/15/11 (b) ................      2,017,500
                Wind Acquisition Holdings Finance
                   S.A. (Italy)
    2,500,000      PIK Term Loan USD, 01/01/13 (b) .............      2,500,000
    6,014,651      PIK Term Loan USD,
                   12.56%, 12/21/11 ............................      6,210,127
                                                                  -------------
                                                                     44,714,724
                                                                  -------------

TELECOMMUNICATIONS - CLEC - 0.2%
    4,937,500   Consolidated Communications, Inc.
                   Term Loan D, 7.36%, 10/14/11 ................      4,980,703
                                                                  -------------

TELECOMMUNICATIONS - DATA/INTERNET - 0.0%
    1,000,000   Pine Tree Holdings/Country Road
                   Communications, Inc.
                   Second Lien Tranche B
                   Term Loan, 13.15%, 07/15/13 .................      1,010,000
                                                                  -------------

TELECOMMUNICATIONS - FIBER/LONG DISTANCE - 0.4%
    5,000,000   FairPoint Communications, Inc.
                   Replacement B Term Loan,
                   7.13%, 02/08/12 .............................      5,027,350
      993,333   Hawaiian Telcom Communications, Inc.
                   Tranche B Term Loan,
                   7.62%, 10/31/12 .............................        998,211
    1,000,000   Qwest Corp.
                   Tranche B Term Loan,
                   6.95%, 06/30/10 (i) .........................      1,024,640
    1,000,000   WestCom Corp.
                   Second Lien Term Loan,
                   12.36%, 06/17/11 ............................      1,008,120
                                                                  -------------
                                                                      8,058,321
                                                                  -------------

TRANSPORTATION - AUTO - 6.6%
    2,103,956   Autocam Corp.
                   Domestic Revolver,
                   9.37%, 06/21/09 (c) .........................      2,082,916
   16,000,000   Dana Corp.
                   DIP Term Loan, 7.82%, 04/13/08 ..............     16,041,760
                Delphi Corp.
    2,500,000      First Lien DIP Term Loan
                   (Tranche B), 7.61%, 10/08/07 (b) ............      2,517,510
   36,500,000      Second Lien DIP Term Loan
                   (Tranche C), 8.13%, 12/31/07 ................     36,787,620


10 |  See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
FEBRUARY 28, 2007               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

TRANSPORTATION - AUTO (CONTINUED)
    4,500,000   Environmental Systems Products Holdings, Inc.
                   Second Lien Term Loan,
                   15.37%, 12/12/10 ............................      2,475,000
                Federal-Mogul Corp.
    1,270,249      Supplemental Revolver,
                   9.07%, 07/01/07 .............................      1,271,837
    1,048,750      Tranche C Term Loan,
                   03/09/08 (d) ................................      1,045,037
   40,000,000   Ford Motor Co.
                   Term Loan, 8.36%, 12/16/13 ..................     40,509,600
   11,000,000   General Motors Corp.
                   Secured Term Loan,
                   7.70%, 11/29/13 .............................     11,147,400
    2,000,000   Gleason Works (The)
                   Second Lien Term Loan,
                   10.88%, 12/30/13 ............................      2,030,840
    5,500,000   Goodyear Tire & Rubber Co.
                   Third Lien Term Loan,
                   8.89%, 03/01/11 .............................      5,581,125
    5,124,728   Key Plastics LLC
                   Term Loan B, 8.84%, 06/29/10 (i) ............      5,201,599
    5,000,000   Pep Boys, The - Manny, Moe & Jack
                   Term Loan, 7.37%, 10/27/13 (b) ..............      5,059,400
    1,304,615   Stanadyne Corp.
                   Term Loan, 8.82%, 08/02/10 ..................      1,311,138
    1,490,000   Vanguard Car Rental USA Holding, Inc.
                   Term Loan, 8.36%, 06/14/13 ..................      1,506,599
                                                                  -------------
                                                                    134,569,381
                                                                  -------------

TRANSPORTATION - LAND - 0.4%
                Quality Distribution, Inc.
    1,427,481      Synthetic Letters of Credit,
                   5.26%, 11/13/09 .............................      1,431,050
    6,991,376      Term Loan, 8.32%, 11/13/09 (e) ..............      7,008,815
                                                                  -------------
                                                                      8,439,865
                                                                  -------------

UTILITIES - 3.9%
    5,940,000   Calpine Construction Finance Co., LP
                   First Lien Term Loan,
                   11.33%, 08/26/09 ............................      6,207,300
                Calpine Corp.
    1,292,355      First Lien DIP Revolver,
                   7.62%, 12/20/07 .............................      1,299,890
      233,749      Second Lien Term Loan,
                   07/16/07 (d) ................................        262,528
    9,750,000      Second Lien Term Loan B,
                   10.35%, 07/16/07 ............................     10,950,420
                Coleto Creek Power, LP
    4,975,000      Second Lien Term Loan,
                   9.37%, 06/28/13 .............................      4,856,844
      318,471      Synthetic Facility,
                   5.27%, 06/28/13 .............................        320,860
    4,658,121      Term Loan, 8.12%, 06/28/13 ..................      4,693,057
                Covanta Energy Corp.
        3,750      Delayed Draw Term Loan,
                   9.50%, 06/30/12 .............................          3,770
      659,794      Funded Letter of Credit,
                   5.38%, 02/09/14 .............................        663,508
    1,340,206      Term Loan, 6.88%, 02/09/14 ..................      1,347,470
    4,000,000   GBGH, LLC (U S Energy)
                   First Lien Term Loan,
                   10.86%, 08/07/13 ............................      4,010,000

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

UTILITIES (CONTINUED)
    1,500,000   HCP Acquisition, Inc. (Canada)
                   First Lien Term Loan,
                   02/13/14 (b) ................................      1,537,500
      500,000   La Paloma Generating Co. LLC
                   Second Lien Term Loan,
                   8.87%, 08/16/13 .............................        505,210
                Magnolia Energy LP
       30,043      Additional PCLC Facility,
                   12/14/11 (b) ................................         29,668
    4,504,913      Facility A, 12/14/11 (b) ....................      4,448,602
      465,044      Facility B, 12/14/11 (b) ....................        459,230
    1,000,000   Mirant North America, LLC
                   Term Loan, 01/03/13 (b) .....................      1,005,000
                NATG Holdings LLC
      376,135      Credit-Linked Certificate of
                   Deposit, 01/23/09 (d) .......................        327,238
    1,001,749      Term Loan A, 01/23/09 (d) ...................        177,810
      733,455      Term Loan B-1, 01/23/10 (d) .................        130,188
       72,363      Term Loan B2, 01/23/10 (d) ..................         68,021
                NRG Energy, Inc.
    2,413,620      Credit Linked Certificate of Deposit,
                   7.36%, 02/02/13 .............................      2,437,322
    4,268,769      Term Loan, 7.36%, 02/01/13 (b) ..............      4,316,536
    4,227,632   Plum Point Energy Associates, LLC
                   Second Lien Term Loan,
                   10.61%, 09/14/14 ............................      4,333,323
    2,000,000   Primary Energy Operations LLC
                   Term Loan, 8.12%, 08/24/09 ..................      2,005,640
                Reliant Energy, Inc.
    2,857,143      New Term Loan,
                   7.73%, 12/01/10 .............................      2,889,029
    2,142,857      Pre-Funded Letter of Credit,
                   5.20%, 12/01/10 .............................      2,168,486
    4,487,632   Riverside Energy Center LLC
                   Term Loan, 9.61%, 06/24/11 ..................      4,599,823
                Rocky Mountain Energy Center LLC
      361,073      Credit-Linked Certificate of
                   Deposit, 5.26%, 06/24/11 ....................        369,197
    2,857,277      Term Loan, 9.61%, 06/24/11 ..................      2,928,709
                TECO Panda - Union Power
                   Partners, L.P.
    1,297,170      Tranche A Term Loan,
                   06/01/12 (b) (e) ............................      1,893,573
    1,245,283      Tranche B Term Loan,
                   06/01/20 (b) (e) ............................      1,817,830
                TECO Panda Generating Co. -
                   Gila River Power L.P.
    2,205,189      Tranche A Term Loan,
                   9.00%, 06/01/12 (b) (e) .....................      3,219,075
    2,125,358      Tranche B Term Loan,
                   9.00%, 06/01/20 (b) (e) .....................      3,094,952
                                                                  -------------
                                                                     79,377,609
                                                                  -------------

WIRELESS - CELLULAR/PCS - 4.7%
    2,925,000   Cellular South, Inc.
                   Term Loan, 7.13%, 05/04/11 ..................      2,939,625
    7,645,000   Centennial Cellular Operating Co.
                   Term Loan, 5.92%, 02/09/11 ..................      7,718,545
   38,307,500   Cricket Communications, Inc.
                   Term B Facility, 8.11%, 06/16/13 ............     38,714,326
                Insight Midwest Holdings, LLC
    1,375,000      B Delayed Draw Term Loan,
                   7.61%, 04/06/14 (b) .........................      1,389,617
    6,375,000      B Initial Term Loan,
                   7.61%, 04/06/14 (b) .........................      6,445,954
    3,428,302      Term Loan B, 7.36%, 04/07/14 (b) ............      3,467,829


                            See accompanying Notes to Financial Statements. | 11

--------------------------------------------------------------------------------
FEBRUARY 28, 2007               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOAN NOTES (CONTINUED)

WIRELESS - CELLULAR/PCS (CONTINUED)
    1,496,250   Maritime Telecommunications
                   Network, Inc.
                   First Lien Term Loan,
                   8.10%, 05/11/12 .............................      1,494,380
                MetroPCS Wireless, Inc.
    9,000,000      New Tranche B Term Loan,
                   7.63%, 11/04/13 (b) .........................      9,097,403
   23,940,000      Tranche B Term Loan,
                   7.88%, 11/04/13 .............................     24,203,819
                                                                  -------------
                                                                     95,471,498
                                                                  -------------

                Total Senior Loan Notes
                   (Cost $1,599,616,321) .......................  1,608,313,074
                                                                  -------------

FOREIGN DENOMINATED SENIOR LOAN NOTES (a) - 12.1%

DENMARK - 0.6%
EUR
                Nordic Telephone Co. Holdings APS
    3,750,000      Euro Facility B2, 5.54%, 04/10/14 ...........      5,002,857
    3,750,000      Euro Facility C2, 6.04%, 04/10/15 ...........      5,019,104
    2,000,000   Nyco Holdings 3 ApS
                   Facility D (Second Lien),
                   8.70%, 12/29/16 .............................      2,672,602
                                                                  -------------
                                                                     12,694,563
                                                                  -------------

FRANCE - 2.1%
EUR
    2,712,600   Autocam France, S.a.r.L.
                   Revolver, 6.96%, 06/21/09 ...................      3,547,381
                Ypso Holding SA
      133,622      Capex Term Loan,
                   2.25%, 12/15/12 (c) .........................        175,340
    5,886,228      Eur A (Acq) 1 Facility,
                   5.49%, 06/06/13 .............................      7,736,545
    1,307,335      Eur A (Acq) 2 Facility,
                   5.49%, 06/06/13 .............................      1,715,494
    6,342,536      Eur A (Recap) 1 Facility,
                   5.49%, 06/06/13 .............................      8,309,566
       77,009      Eur A (Recap) 2 Facility,
                   5.75%, 06/06/13 .............................        100,892
    3,149,824      Eur B (Acq) 1 Facility,
                   5.87%, 06/06/14 .............................      4,155,980
    5,139,187      Eur B (Acq) 2 Facility,
                   5.87%, 06/06/14 .............................      6,780,810
       73,323      Eur B (Acq) 2 Facility,
                   6.11%, 06/06/14 .............................         96,791
    8,161,913      Eur B (Recap) 1 Facility,
                   5.87%, 06/06/14 .............................     10,774,269
                                                                  -------------
                                                                     43,393,068
                                                                  -------------

GERMANY - 1.7%
EUR
    4,000,000   Iesy Hessen/Gmbh & Co. KG
                   Euro Senior Secured Term Loan,
                   6.63%, 10/15/11 .............................      5,330,040
    2,500,000   Kabel Baden Wurttemburg GH &
                   CO. KG
                   Second Lien Facility, 12/09/15 (b) ..........      3,344,121
                Kabel Baden Wurttemburg
                   GMBH & CO. KG
    1,826,284      Term B Facility, 5.97%, 06/09/14 ............      2,432,239
    1,826,284      Term C Facility, 6.47%, 06/09/15 ............      2,439,597

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

GERMANY (CONTINUED)
EUR
   14,900,000   P7S1 Holding II S.A.R.L - GMP
                   Facility B, 7.59%, 07/08/11 .................     19,737,486
                Prysmian Cables & Systems, Inc.
      875,000      Euro Term Loan B,
                   6.00%, 08/04/12 .............................      1,161,254
      875,000      Euro Term Loan C2,
                   5.57%, 08/04/12 .............................      1,167,033
                                                                  -------------
                                                                     35,611,770
                                                                  -------------

ITALY - 0.7%
 EUR
    4,000,000   H3G S.p.A.
                   Euro Term Loan A1, 12/30/11 (b) .............      5,204,549
                Wind Telecommunicatione S.p.A.
    3,302,546      A1 Term Loan Facility,
                   5.27%, 05/26/12 .............................      4,375,591
    1,750,000      B1 Term Loan Facility,
                   5.63%, 05/26/13 .............................      2,330,806
    1,750,000      C1 Term Loan Facility,
                   6.13%, 05/26/14 .............................      2,335,614
                                                                  -------------
                                                                     14,246,560
                                                                  -------------

NETHERLANDS - 1.9%
EUR
                Amsterdamse Beheer- En
                   Consultingmaatschappij B.V.
    4,388,443      Casema B1 Term Loan,
                   6.17%, 09/12/14 .............................      5,877,266
    2,279,577      Casema B2 Term Loan,
                   6.17%, 09/12/14 .............................      3,054,512
    6,668,019      Casema C Term Loan,
                   6.67%, 09/12/15 .............................      8,961,216
    1,500,000      Casema D Term Loan Second Lien,
                   7.92%, 03/12/16 .............................      2,031,716
    5,150,162      Kabelcom B Term Loan,
                   6.11%, 09/12/14 .............................      6,900,944
    5,150,162      Kabelcom C Term Loan,
                   6.11%, 09/12/15 .............................      6,909,380
    1,000,000      Kabelcom D Term Loan Second
                   Lien, 6.11%, 03/12/16 .......................      1,354,477
                YBR Acquisition B.V.
      806,733      Facility B2 Term Loan,
                   5.82%, 06/30/13 .............................      1,081,726
    1,250,000      Facility C2 Term Loan,
                   5.64%, 06/30/14 .............................      1,679,458
                                                                  -------------
                                                                     37,850,695
                                                                  -------------

SPAIN - 0.3%
EUR
                Gasmedi 2000 S.A. / Nattai, S.L.U.
    1,666,667      Tranche B Term Loan,
                   6.65%, 08/11/14 .............................      2,207,090
    1,666,667      Tranche C Term Loan,
                   7.15%, 08/11/15 .............................      2,207,090
    1,666,667      Tranche E Second Lien Term Loan,
                   8.90%, 02/11/16 .............................      2,229,106
                                                                  -------------
                                                                      6,643,286
                                                                  -------------


12 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
FEBRUARY 28, 2007               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

FOREIGN DENOMINATED SENIOR LOAN NOTES (CONTINUED)

UNITED KINGDOM - 4.8%
GBP
    4,000,000   Airport Development & Investment
                   Ltd. (BAA)
                   Facility B, 9.12%, 04/07/11 .................      7,865,954
    1,000,000   Ansco UK Finance CO. Ltd.
                   Tranche B Term Loan,
                   8.49%, 03/08/12 .............................      1,964,646
    1,250,000   Aramark Corp.
                   U K Term Loan, 01/26/14 (b) .................      2,480,305
    1,364,688   Champion Home Builders Co.
                   Term Loan, 7.93%, 10/31/12 ..................      2,667,756
    2,755,472   Dollar Financial UK Limited
                   UK Borrower Euro Term Loan,
                   6.38%, 10/31/12 .............................      3,676,243
      869,822   Eggborough Power Ltd.
                   Term Loan, 03/31/22 (b) (i) .................      5,966,208
                Forgings International Ltd.
                   (Firth Rixon)
      500,000      Term B1 (GBP), 7.56%, 09/22/14 ..............        992,729
      500,000      Term C1 (GBP), 8.01%, 09/22/15 ..............        997,629
                Havana Bidco Ltd.
      602,543      Facility B, 7.65%, 08/31/14 .................      1,183,783
    2,176,700      Facility C, 8.24%, 08/31/15 .................      4,297,774
    3,000,000      Facility D (Second Lien),
                   10.24%, 02/28/16 ............................      6,011,524
    3,523,711      Mezzanine Loan,
                   14.15%, 08/31/16 ............................      7,095,486
                Highland Acquisitions Ltd.
    1,000,000      Facility B, 8.13%, 01/31/14 .................      1,959,747
    1,000,000      Facility C, 8.63%, 01/31/15 .................      1,959,747
    1,000,000      Mezzanine Facility,
                   15.42%, 01/31/16 ............................      1,959,747
                Mobileserv Ltd. (Phones 4U)
      625,000      Facility B, 7.76%, 09/22/14 .................      1,228,198
      625,000      Facility C, 8.26%, 09/22/15 .................      1,230,709
                Peacock Group (The)
    2,250,000      Facility B, 8.19%, 10/30/13 .................      4,436,990
    2,250,000      Facility C, 7.94%, 10/30/14 .................      4,436,990
    4,959,184   PlayPower, Inc.
                   Add-On Term Loan,
                   8.17%, 12/18/09 (b) .........................      9,791,636
    2,777,622   SunGard U K Holdings Ltd.
                   U.K. Term Loan,
                   7.71%, 02/11/13 (b) .........................      5,501,245
                Towergate Partnership Ltd.
    1,875,000      Facility A, 7.90%, 10/31/12 .................      3,715,864
    1,875,000      Facility B, 8.40%, 10/31/13 .................      3,734,237
                Trinitybrook PLC
    2,500,000      Term Loan B1, 7.66%, 07/31/13 ...............      4,917,740
    2,500,000      Term Loan C1, 8.16%, 07/31/14 ...............      4,933,369
    1,750,000   Virgin Media, Inc.
                   GBP Tranche C Term Loan,
                   8.48%, 03/03/13 .............................      3,525,310
                                                                  -------------
                                                                     98,531,566
                                                                  -------------
                   Total Foreign Denominated
                      Senior Loan Notes
                      (Cost $237,066,712) ......................    248,971,508
                                                                  -------------

       SHARES                                                       VALUE ($)
--------------------                                              -------------

CORPORATE NOTES AND BONDS (f) (i) - 0.0%

TRANSPORTATION - AUTO - 0.0%
                Key Plastics Holdings, Inc.
       72,552      Junior Secured Subordinated
                   Notes, 18.32%, 04/26/07 .....................         71,397
      101,433      Senior Secured Subordinated
                   Notes, 7.00%, 04/26/07 ......................         99,841
                                                                  -------------
                                                                        171,238
                                                                  -------------

                   Total Corporate Notes and Bonds
                      (Cost $171,273) ..........................        171,238
                                                                  -------------

COMMON STOCKS (g) - 1.6%

MANUFACTURING - 0.0%
           12   GenTek, Inc., B Shares .........................            413
                                                                  -------------

UTILITIES - 1.3%
       12,470   CenterPoint Energy, Inc. .......................        210,868
      731,628   Mirant Corp. ...................................     27,260,459
                                                                  -------------
                                                                     27,471,327
                                                                  -------------

WIRELESS - CELLULAR/PCS - 0.3%
       76,137   Leap Wireless International, Inc. ..............      5,144,577
                                                                  -------------
                   Total Common Stocks
                      (Cost $21,307,404) .......................     32,616,317
                                                                  -------------

PREFERRED STOCK - 0.0%

MANUFACTURING - 0.0%
       14,382   Superior Telecom, Inc., Series A ...............         14,382
                                                                  -------------
                   Total Preferred Stock
                      (Cost $14,382) ...........................         14,382
                                                                  -------------

CLAIMS (h) - 0.0%

UTILITIES - 0.0%
   17,500,000   Mirant Corp. ...................................        656,250
                                                                  -------------
                   Total Claims
                      (Cost $2) ................................        656,250
                                                                  -------------

TOTAL INVESTMENTS - 92.1% ......................................  1,890,742,769
                                                                  -------------
   (cost of $1,858,176,094) (j)

OTHER ASSETS & LIABILITIES, NET - 7.9% .........................    161,070,589
                                                                  -------------
NET ASSETS - 100.0% ............................................  2,051,813,358
                                                                  =============

----------
Forward foreign currency contracts outstanding as of February 28, 2007 were as follows:

                             PRINCIPAL                          NET
CONTRACTS                     AMOUNT                        UNREALIZED
TO BUY OR                   COVERED BY                     APPRECIATION
 TO SELL      CURRENCY       CONTRACTS     EXPIRATION     (DEPRECIATION)
------------------------------------------------------------------------
  Sell           EUR        50,000,000      06/06/07        $  713,681
  Sell           EUR        40,000,000      07/10/07          (846,589)
  Sell           EUR        34,000,000      08/01/07          (881,903)
  Sell           EUR        21,000,000      08/02/07          (668,942)
  Sell           GBP        25,000,000      06/07/07           356,285
  Sell           GBP        15,000,000      07/10/07          (464,220)
                                                           -----------
                                                           ($1,791,688)
                                                           ===========


                            See accompanying Notes to Financial Statements. | 13

--------------------------------------------------------------------------------
FEBRUARY 28, 2007               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (i), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at February 28, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities shown.
(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(c)   Senior loan notes have additional unfunded loan commitments. See Note 9.
(d) The issuer is in default of certain debt covenants. Income is not being accrued.
(e)   Loan or a portion of the loan is held on participation. See Note 7.
(f) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(g)   Non-income producing security.
(h) Security is the result of company restructuring that will be converted into equity upon the completion of court proceedings.
(i)   Fixed rate senior loan or corporate note.
(j)   Cost for U.S. federal income tax purposes is $1,858,604,347.

CLEC  Competitive Local Exchange Carrier
DIP   Debtor in Possession
EUR   Euro Currency
GBP   Great Britain Pound

                            FOREIGN SENIOR LOAN NOTES
                          INDUSTRY CONCENTRATION TABLE
                             (% of Total Net Assets)

Cable-International Cable ......................................            4.2%
Broadcasting ...................................................            1.9%
Retail .........................................................            1.3%
Telecommunication ..............................................            1.0%
Financial ......................................................            0.5%
Aerospace-Aerospace/Defense ....................................            0.5%
Gaming/Leisure-Other Leisure ...................................            0.5%
Healthcare .....................................................            0.5%
Media/Telecom-Telecommunciation ................................            0.4%
Information Technology .........................................            0.4%
Utilities ......................................................            0.3%
Transportation-Auto ............................................            0.2%
Diversified Media ..............................................            0.1%
Housing-Real Estate ............................................            0.1%
Food/Tobacco-Producers..........................................            0.1%
Forest Products-Paper...........................................            0.1%
                                                                           ----
                                                                           12.1%
                                                                           ====


14 | See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2007 (UNAUDITED)   HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

                                                                        ($)
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost $1,858,176,094) .................   1,890,742,769
   Cash ........................................................     322,230,817
   Foreign currency (Cost $12,294,481) .........................      12,480,869
   Receivable for:
      Investments sold .........................................      54,416,443
      Dividend and interest receivable .........................       7,169,933
                                                                   -------------
         Total assets ..........................................   2,287,040,831
                                                                   -------------
LIABILITIES:
   Deferred Facility fees (Note 2)  ............................           1,086
   Net discount and unrealized appreciation/(depreciation)
      on unfunded transactions (Note 9) ........................         309,201
   Net unrealized appreciation/(depreciation) on forward
      foreign currency contracts ...............................       1,791,688
   Payable for:
      Investments purchased ....................................     232,295,613
      Investment advisory fee payable (Note 4) .................         646,687
      Trustees' fees (Note 4) ..................................              12
   Accrued expenses and other liabilities ......................         183,186
                                                                   -------------
         Total liabilities .....................................     235,227,473
                                                                   -------------
TOTAL NET ASSETS ...............................................   2,051,813,358
                                                                   =============


                            See accompanying Notes to Financial Statements. | 15

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                        ($)
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income .............................................................................     80,072,620
   Dividends ...................................................................................            716
   Facility and other fees .....................................................................          7,304
                                                                                                 --------------
      Total investment income ..................................................................     80,080,640
                                                                                                 --------------
EXPENSES:
   Investment advisory fee (Note 4) ............................................................      3,875,974
   Professional fees ...........................................................................         53,360
   Accounting service fee ......................................................................        211,393
   Trustees' fees (Note 4)  ....................................................................         10,161
   Custodian fees ..............................................................................         32,154
   Reports to shareholders .....................................................................         16,937
                                                                                                 --------------
      Net operating expenses ...................................................................      4,199,979
   Interest expense (Note 8) ...................................................................        170,729
   Facility expense ............................................................................        147,580
                                                                                                 --------------
      Net expenses .............................................................................      4,518,288
                                                                                                 --------------
      Net investment income ....................................................................     75,562,352
                                                                                                 --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) on investments .....................................................        283,023
   Net realized gain/(loss) on foreign currency transactions ...................................      1,630,493
   Net change in unrealized appreciation/(depreciation) on investments .........................     25,072,885
   Net change in unrealized appreciation/(depreciation) on unfunded transactions ...............         49,549
   Net change in unrealized appreciation/(depreciation) on forward foreign currency
      transactions .............................................................................     (1,791,688)
   Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities
      denominated in foreign currency ..........................................................        329,761
                                                                                                 --------------
      Net realized and unrealized gain/(loss) on investments ...................................     25,574,023
                                                                                                 --------------
      Net increase in net assets resulting from operations .....................................    101,136,375
                                                                                                 ==============


16 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

                                                                                    SIX MONTHS ENDED
                                                                                    FEBRUARY 28, 2007     YEAR ENDED
                                                                                       (UNAUDITED)      AUGUST 31, 2006
                                                                                           ($)                ($)
                                                                                    -----------------   ---------------
INCREASE IN NET ASSETS:

FROM OPERATIONS:
Net investment income ...........................................................          75,562,352       104,530,900
Net realized gain/(loss) on investments and foreign currency transactions .......           1,913,516        12,363,756
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts and translation of assets
   and liabilities denominated in foreign currency ..............................          23,660,507        (1,281,401)
                                                                                    -----------------   ---------------
   Net increase in net assets from operations ...................................         101,136,375       115,613,255
                                                                                    -----------------   ---------------
TRANSACTIONS IN INVESTOR'S BENEFICIAL INTEREST:
Contributions ...................................................................         552,444,058       817,426,901
Withdrawals .....................................................................        (328,579,303)     (345,645,810)
                                                                                    -----------------   ---------------
   Net increase from transactions in investor's beneficial interest .............         223,864,755       471,781,091
                                                                                    -----------------   ---------------
   Total increase in net assets .................................................         325,001,130       587,394,346
                                                                                    -----------------   ---------------
NET ASSETS
Beginning of period .............................................................       1,726,812,228     1,139,417,882
                                                                                    -----------------   ---------------
End of period ...................................................................       2,051,813,358     1,726,812,228
                                                                                    =================   ===============


                            See accompanying Notes to Financial Statements. | 17

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

                                                                                                    ($)
-------------------------------------------------------------------------------------------------------------
CASH FLOWS USED FOR OPERATING ACTIVITIES
   Net investment income ..................................................................        75,562,352

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH AND FOREIGN CURRENCY
USED FOR OPERATING ACTIVITIES
   Purchase of investments securities .....................................................    (1,034,134,567)
   Proceeds from disposition of investment securities .....................................       818,829,952
   Decrease in dividends, interest and fees receivable ....................................        10,847,491
   Increase in receivable for investments sold ............................................       (35,513,125)
   Decrease in other assets ...............................................................            69,969
   Decrease in deferred facility fees .....................................................            (4,214)
   Net amortization/(accretion) of premium/(discount) .....................................        (2,235,758)
   Increase in payable for investments purchased ..........................................       119,178,627
   Increase in payables to related parties ................................................            32,932
   Increase in mark-to-market on realized and unrealized gain/(loss) on foreign currency ..         1,960,254
   Decrease in other liabilities ..........................................................          (319,903)
                                                                                              ---------------
      Net cash and foreign currency flow from operating activities ........................       (45,725,990)
                                                                                              ---------------
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Proceeds from capital contributions ....................................................       552,444,058
   Payment of capital withdrawals .........................................................      (328,579,303)
                                                                                              ---------------
      Net cash flow provided by financing activities ......................................       223,864,755
                                                                                              ---------------
      Net increase in cash and foreign currency ...........................................       178,138,765
                                                                                              ---------------
CASH AND FOREIGN CURRENCY
   Beginning of the period ................................................................       156,572,921
   End of the period ......................................................................       334,711,686
                                                                                              ===============


18 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       YEAR ENDED AUGUST 31,
                                                       -------------------------------------------------------
                                SIX MONTHS ENDED
                                FEBRUARY 28, 2007
                                   (UNAUDITED)         2006       2005        2004          2003          2002
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA
Total return                         5.29%(e)          8.72%      6.54%      10.39%        11.68%(a)     (2.20)%
Operating expenses                   0.46%             0.52%      0.51%(b)    0.52%(b)      0.57%(b)      0.55%(b)
Interest expense and facility
   expense                           0.04%             0.04%      0.05%         --%(c)        --%(c)      0.03%
Net expenses                         0.50%             0.56%      0.56%(b)    0.52%(b)      0.57%(b)      0.58%(b)
Net investment income                8.33%             7.74%      5.69%(b)    4.45%(b)      5.96%(b)      6.42%(b(d)
Portfolio turnover rate                46%(e)            64%        75%         97%           75%           70%

----------
(a) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Portfolio's return.
(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(c)   Rounds to less than 0.01%.
(d) Effective September 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002, was to increase the ratio of net investment income to average net assets from 6.41% to 6.42%. Ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)   Not annualized.


                            See accompanying Notes to Financial Statements. | 19

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2007 (UNAUDITED)                        HIGHLAND FLOATING RATE FUND

                                                                                                               ($)
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Portfolio ..........................................................................    2,051,813,358
   Receivable for:
      Fund shares sold ...............................................................................       10,837,521
   Other assets ......................................................................................           26,517
                                                                                                          -------------
         Total assets ................................................................................    2,062,677,396
                                                                                                          =============

LIABILITIES:
   Payable for:
      Distributions ..................................................................................           27,504
      Administration fee (Note 4) ....................................................................          304,348
      Trustees' fees (Note 4) ........................................................................               48
      Service and distribution fees (Note 4) .........................................................          799,639
   Accrued expenses and other liabilities ............................................................          283,516
                                                                                                          -------------
         Total liabilities ...........................................................................        1,415,055
                                                                                                          -------------
TOTAL NET ASSETS .....................................................................................    2,061,262,341
                                                                                                          =============

COMPOSITON OF NET ASSETS
   Paid-in capital ...................................................................................    2,032,426,510
   Undistributed net investment income ...............................................................        1,911,569
   Accumulated net realized gain/(loss) on Investments and foreign currency transactions allocated
      from Portfolio .................................................................................       (3,726,074)
   Net unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts and assets and liabilities denominated in foreign currency allocated from
      Portfolio ......................................................................................       30,650,336
                                                                                                          -------------
NET ASSETS ...........................................................................................    2,061,262,341
                                                                                                          =============

CLASS A
   Net assets ........................................................................................      834,168,200
   Shares outstanding (unlimited authorization) ......................................................       82,710,658
   Net asset value per share (Net assets/shares outstanding) .........................................            10.09(a)
   Maximum offering price per share (100 / 96.50 of $10.09) ..........................................            10.33(b)

CLASS B
   Net assets ........................................................................................      141,482,953
   Shares outstanding (unlimited authorization) ......................................................       14,035,467
   Net asset value and offering price per share (Net assets/shares outstanding) ......................            10.08(a)

CLASS C
   Net assets ........................................................................................      807,118,383
   Shares outstanding (unlimited authorization) ......................................................       80,069,103
   Net asset value and offering price per share (Net assets/shares outstanding) ......................            10.08(a)

CLASS Z
   Net assets ........................................................................................      278,492,805
   Shares outstanding (unlimited authorization) ......................................................       27,628,711
   Net asset value, offering and redemption price per share (Net assets/shares outstanding) ..........            10.08

----------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)   On sales of $100,000 or more, the offering price is reduced.


20 | See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                               ($)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO (NOTE 1):
   Interest Income ...................................................................................       80,072,620
   Dividends .........................................................................................              716
   Facility and other fees ...........................................................................            7,304
                                                                                                          -------------
         Total investment income .....................................................................       80,080,640
                                                                                                          -------------

EXPENSES:
   Net operating expenses allocated from Portfolio (Note 1) ..........................................        4,199,979
   Administration fee (Note 4) .......................................................................        1,814,197
   Accounting services fee ...........................................................................            6,250
   Distribution fee: (Note 4)
      Class A ........................................................................................          365,180
      Class B ........................................................................................          319,789
      Class C ........................................................................................        2,093,872
   Service fee: (Note 4)
      Class A ........................................................................................          912,951
      Class B ........................................................................................          177,660
      Class C ........................................................................................          872,447
   Transfer agent fee ................................................................................          378,547
   Professional fees .................................................................................           36,985
   Trustee's fees (Note 4) ...........................................................................           40,642
   Registration fees .................................................................................          121,440
   Reports to shareholders ...........................................................................          321,790
   Other expense .....................................................................................           54,390
                                                                                                          -------------
         Net operating expenses ......................................................................       11,716,119
   Interest expense (Note 8) .........................................................................          170,729
   Facility expense ..................................................................................          147,580
                                                                                                          -------------
         Net expenses ................................................................................       12,034,428
                                                                                                          -------------
         Net investment income .......................................................................       68,046,212
                                                                                                          -------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO (NOTE 1):
   Net realized gain/(loss) on investments ...........................................................          283,023
   Net realized gain/(loss) on foreign currency transactions .........................................        1,630,493
   Net change in unrealized appreciation/(depreciation) on investments ...............................       25,072,885
   Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9) ............           49,549
   Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts ........       (1,791,688)
   Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities
      denominated in foreign currency ................................................................          329,761
                                                                                                          -------------
         Net realized and unrealized gain/(loss) on investments allocated from Portfolio .............       25,574,023
                                                                                                          -------------
         Net increase in net assets resulting from operations ........................................       93,620,235
                                                                                                          =============


                            See accompanying Notes to Financial Statements. | 21

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

                                                                                         SIX MONTHS ENDED
                                                                                         FEBRUARY 28, 2007      YEAR ENDED
                                                                                            (UNAUDITED)       AUGUST 31, 2006
                                                                                                ($)                 ($)
                                                                                         -----------------    ---------------
INCREASE IN NET ASSETS:

FROM OPERATIONS:
Net investment income ...............................................................           68,046,212         92,524,047
Net realized gain/(loss) on investments and foreign currency transactions allocated
      from Portfolio ................................................................            1,913,516         12,076,962
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts and translation of assets and
      liabilities denominated in foreign currency ...................................           23,660,507           (851,203)
                                                                                         -----------------    ---------------
      Net increase in net assets from operations ....................................           93,620,235        103,749,806
                                                                                         -----------------    ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income:
   Class A ..........................................................................          (28,240,831)       (36,949,931)
   Class B ..........................................................................           (5,267,832)       (10,607,992)
   Class C ..........................................................................          (25,254,484)       (31,033,409)
   Class Z ..........................................................................           (9,871,424)       (14,588,702)
                                                                                         -----------------    ---------------
      Total distributions declared to shareholders ..................................          (68,634,571)       (93,180,034)
                                                                                         -----------------    ---------------

SHARE TRANSACTIONS
Class A
   Subscriptions ....................................................................          248,835,958        460,060,712
   Distributions reinvested .........................................................           12,154,206         17,848,900
   Redemptions ......................................................................         (169,592,413)      (105,237,595)
                                                                                         -----------------    ---------------
      Net increase ..................................................................           91,397,751        372,672,017
Class B
   Subscriptions ....................................................................              108,833            370,397
   Distributions reinvested .........................................................            3,128,775          6,226,923
   Redemptions ......................................................................          (14,532,835)       (26,685,543)
                                                                                         -----------------    ---------------
      Net decrease ..................................................................          (11,295,227)       (20,088,223)
Class C
   Subscriptions ....................................................................          212,156,170        307,867,391
   Distributions reinvested .........................................................           11,934,077         15,573,084
   Redemptions ......................................................................          (54,675,979)       (66,041,445)
                                                                                         -----------------    ---------------
      Net increase ..................................................................          169,414,268        257,399,030
Class Z
   Subscriptions ....................................................................           90,552,809         88,139,842
   Distributions reinvested .........................................................            3,377,287          5,020,371
   Redemptions ......................................................................          (44,107,435)       (61,876,293)
                                                                                         -----------------    ---------------
      Net Increase ..................................................................           49,822,661         31,283,920
                                                                                         -----------------    ---------------
      Net increase from share transactions ..........................................          299,339,453        641,266,744
                                                                                         -----------------    ---------------
      Total increase in net assets ..................................................          324,325,117        651,836,516
                                                                                         -----------------    ---------------

NET ASSETS
Beginning of period .................................................................        1,736,937,224      1,085,100,708
                                                                                         -----------------    ---------------
End of period (including undistributed net investment income of $1,911,569 and
   $2,499,928, respectively) ........................................................        2,061,262,341      1,736,937,224
                                                                                         =================    ===============


22 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

                                                                                         SIX MONTHS ENDED
                                                                                         FEBRUARY 28, 2007      YEAR ENDED
                                                                                            (UNAUDITED)       AUGUST 31, 2006
                                                                                                ($)                 ($)
                                                                                         -----------------    ---------------
CHANGE IN SHARES
Class A
   Subscriptions ....................................................................           24,885,445         46,389,131
   Issued for distributions reinvested ..............................................            1,214,824          1,799,527
   Redemptions ......................................................................          (16,999,546)       (10,621,709)
                                                                                         -----------------    ---------------
      Net increase ..................................................................            9,100,723         37,566,949
Class B
   Subscriptions ....................................................................               10,893             37,376
   Issued for distributions reinvested ..............................................              313,015            628,285
   Redemptions ......................................................................           (1,456,174)        (2,694,070)
                                                                                         -----------------    ---------------
      Net decrease ..................................................................           (1,132,266)        (2,028,409)
Class C
   Subscriptions ....................................................................           21,243,106         31,050,062
   Issued for distributions reinvested ..............................................            1,193,512          1,570,587
   Redemptions ......................................................................           (5,476,762)        (6,667,761)
                                                                                         -----------------    ---------------
      Net increase ..................................................................           16,959,856         25,952,888
Class Z
   Subscriptions ....................................................................            9,065,667          8,891,919
   Issued for distributions reinvested ..............................................              337,838            506,341
   Redemptions ......................................................................           (4,416,455)        (6,252,836)
                                                                                         -----------------    ---------------
      Net increase ..................................................................            4,987,050          3,145,424


                            See accompanying Notes to Financial Statements. | 23

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                     YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         FEBRUARY 28, 2007
CLASS A SHARES                              (UNAUDITED)        2006         2005          2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                               $     9.95        $    9.88    $    9.80    $     9.29      $    8.83      $    9.62

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                         0.38             0.70         0.49          0.37           0.48           0.54(b)
Net realized and unrealized gain/(loss)
   allocated from Portfolio(a)                   0.14             0.07         0.08          0.52           0.46          (0.79)(b)
                                          -----------       ----------    ---------    ----------      ---------      ---------
Total from investment operations                 0.52             0.77         0.57          0.89           0.94          (0.25)

-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                      (0.38)           (0.70)       (0.49)        (0.38)         (0.48)         (0.54)
From net realized gains                            --               --           --            --             --             --(c)
                                           ----------        ---------     --------     ---------       --------       --------
Total distributions declared to
   shareholders                                 (0.38)           (0.70)       (0.49)        (0.38)         (0.48)         (0.54)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD             $    10.09        $    9.95    $    9.88    $     9.80      $    9.29      $    8.83
Total return(d)                                  5.26%(e)         8.18%        5.93%         9.65%         11.03%(f)      (2.67)%

-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                           1.12%            1.17%        1.15%         1.15%          1.15%          1.15%
Interest expense & facility expense
   allocated from Portfolio                      0.03%            0.04%        0.05%           --(g)          --(g)        0.03%
Net expenses(h)                                  1.15%            1.21%        1.20%         1.15%          1.15%          1.18%
Net investment income                            7.67%            7.08%        5.05%         3.78%          5.39%          5.83%(b)
Waiver/reimbursement                               --             0.01%        0.08%         0.17%          0.28%          0.28%
Net assets, end of period (000's)          $  834,168        $ 732,767    $ 355,998    $  222,032      $  97,924      $ 108,583

----------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.82% to 5.83%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)   Rounds to less than $0.01.
(d) Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)   Not annualized.
(f) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class A Shares return.
(g)   Rounds to less than 0.01%.
(h) Net expense ratio has been calculated after applying any waiver/reimbursement.


24 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                     YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         FEBRUARY 28, 2007
CLASS B SHARES                              (UNAUDITED)         2006        2005          2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     9.95        $    9.87    $    9.80    $     9.29      $    8.83      $    9.62

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                         0.36             0.67         0.46          0.34           0.45           0.51(b)
Net realized and unrealized gain/(loss)
   allocated from Portfolio(a)                   0.14             0.08         0.06          0.51           0.46          (0.79)(b)
                                          -----------       ----------    ---------    ----------      ---------      ---------
Total from investment operations                 0.50             0.75         0.52          0.85           0.91          (0.28)

-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                      (0.37)           (0.67)       (0.45)        (0.34)         (0.45)         (0.51)
From net realized gains                            --               --           --            --             --             --(c)
                                           ----------        ---------     --------     ---------       --------       --------
Total distributions declared to
   shareholders                                 (0.37)           (0.67)       (0.45)        (0.34)         (0.45)         (0.51)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD             $    10.08        $    9.95    $    9.87    $     9.80      $    9.29      $    8.83
Total return(d)                                  5.19%(e)         7.82%        5.46%         9.27%         10.65%(f)      (3.02)%

-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                           1.47%            1.52%        1.50%         1.50%          1.50%          1.50%
Interest expense & facility expense
   allocated from Portfolio                      0.03%            0.04%        0.05%           --(g)          --(g)        0.03%
Net expenses(h)                                  1.50%            1.56%        1.55%         1.50%          1.50%          1.53%
Net investment income                            7.32%            6.73%        4.70%         3.51%          5.05%          5.48%(b)
Waiver/reimbursement                               --             0.01%        0.08%         0.17%          0.28%          0.28%
Net assets, end of period (000's)          $  141,483        $ 150,922    $ 169,780    $  191,365      $ 163,448      $ 174,707

----------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.47% to 5.48%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)   Rounds to less than $0.01.
(d) Total return is at net asset value assuming all distributions reinvested and no CDSC. Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)   Not annualized.
(f) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class B Shares return.
(g)   Rounds to less than 0.01%.
(h) Net expense ratio has been calculated after applying any waiver/reimbursement.


                            See accompanying Notes to Financial Statements. | 25

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                        YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                         FEBRUARY 28, 2007
CLASS C SHARES                              (UNAUDITED)        2006         2005          2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     9.95        $    9.87    $    9.80    $     9.29      $    8.83      $    9.62

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                         0.35             0.65         0.45          0.32           0.44           0.50(b)
Net realized and unrealized gain/(loss)
   allocated from Portfolio(a)                   0.14             0.08         0.06          0.52           0.46          (0.79)(b)
                                           ----------        ---------     --------     ---------       --------       --------
Total from investment operations                 0.49             0.73         0.51          0.84           0.90          (0.29)

-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                      (0.36)           (0.65)       (0.44)        (0.33)         (0.44)         (0.50)
From net realized gains                            --               --           --            --             --             --(c)
                                           ----------        ---------     --------     ---------       --------       --------
Total distributions declared to
   shareholders                                 (0.36)           (0.65)       (0.44)        (0.33)         (0.44)         (0.50)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD             $    10.08        $    9.95    $    9.87    $     9.80      $    9.29      $    8.83
Total return(d)                                  5.40%(e)         7.65%        5.30%         9.10%         10.48%(f)      (3.16)%

-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                           1.62%            1.67%        1.65%         1.65%          1.65%          1.65%
Interest expense & facility expense
   allocated from Portfolio                      0.03%            0.04%        0.05%           --(g)          --(g)        0.03%
Net expenses(h)                                  1.65%            1.71%        1.70%         1.65%          1.65%          1.68%
Net investment income                            7.17%            6.58%        4.55%         3.28%          4.88%          5.33%(b)
Waiver/reimbursement                               --             0.01%        0.08%         0.17%          0.28%          0.28%
Net assets, end of period (000's)          $  807,118        $ 627,964    $ 366,841    $  278,797      $ 132,656      $ 137,098

----------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.32% to 5.33%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)   Rounds to less than $0.01.
(d) Total return is at net asset value assuming all distributions reinvested and no CDSC. Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)   Not annualized.
(f) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class C Shares return.
(g)   Rounds to less than 0.01%.
(h) Net expense ratio has been calculated after applying any waiver/reimbursement.


26 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                          YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         FEBRUARY 28, 2007
CLASS Z SHARES                              (UNAUDITED)         2006        2005          2004            2003          2002
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     9.95        $    9.87    $    9.80    $     9.29      $    8.83      $    9.62

-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                         0.40             0.74         0.53          0.40           0.50           0.57(b)
Net realized and unrealized gain/(loss)
   allocated from Portfolio(a)                   0.13             0.08         0.06          0.52           0.47          (0.78)(b)
                                          -----------       ----------    ---------    ----------      ---------      ---------
Total from investment operations                 0.53             0.82         0.59          0.92           0.97          (0.21)

-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                      (0.40)           (0.74)       (0.52)        (0.41)         (0.51)         (0.58)
From net realized gains                            --               --           --            --             --             --(c)
                                           ----------        ---------     --------     ---------       --------       --------
Total distributions declared to
   shareholders                                 (0.40)           (0.74)       (0.52)        (0.41)         (0.51)         (0.58)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD             $    10.08        $    9.95    $    9.87    $     9.80      $    9.29      $    8.83
Total return (d)                                 5.55%(e)         8.57%        6.20%        10.03%         11.42%(f)      (2.33)%

------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                           0.77%            0.82%        0.80%         0.80%          0.80%          0.80%
Interest expense & facility expense
   allocated from Portfolio                      0.03%            0.04%        0.05%           --(g)          --(g)        0.03%
Net expenses(h)                                  0.80%            0.86%        0.85%         0.80%          0.80%          0.83%
Net investment income                            8.02%            7.43%        5.40%         4.12%          5.53%          6.18%(b)
Waiver/reimbursement                               --             0.01%        0.08%         0.17%          0.28%          0.28%
Net assets, end of period (000's)          $  278,493        $ 225,284    $ 192,482    $  139,577      $  31,055      $  13,236

----------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 6.17% to 6.18%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)   Rounds to less than $0.01.
(d) Total return is at net asset value assuming all distributions reinvested. Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)   Not annualized.
(f) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class Z Shares return.
(g)   Rounds to less than 0.01%.
(h) Net expense ratio has been calculated after applying any waiver/reimbursement.


                            See accompanying Notes to Financial Statements. | 27

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FEBRUARY 28, 2007                                    HIGHLAND FLOATING RATE FUND

NOTE 1. ORGANIZATION

Highland Floating Rate Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.

INVESTMENT OBJECTIVE

The Fund invests all of its investable assets in Highland Floating Rate Limited Liability Company (the "Portfolio"). The Portfolio seeks a high level of current income consistent with preservation of capital.

THE PORTFOLIO

The Portfolio is registered under the 1940 Act as a non-diversified, closed-end management investment company and is organized as a Delaware limited liability company. The Portfolio allocates income, expenses and realized and unrealized gains and losses to each investor on a daily basis, based on methods in compliance with the Internal Revenue Code of 1986, as amended (the "Code"). Prior to May 5, 2006, the Fund and Highland Institutional Floating Rate Income Fund (the "Institutional Fund") were the sole investors in the Portfolio. On May 5, 2006, the Institutional Fund liquidated and the Fund became the sole investor in the Portfolio. At February 28, 2007, the Fund was the sole investor in the Portfolio.

FUND SHARES

The Fund may issue an unlimited number of shares and continuously offers three classes of shares: Class A, Class C and Class Z. The Fund has discontinued selling Class B Shares to new and existing investors, although existing investors may still reinvest distributions in Class B Shares. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Class A Shares are subject to a maximum front-end sales charge of 3.50% based on the amount of initial investment. Class A Shares purchased without an initial sales charge by accounts aggregating $1 million and greater at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months. Class B Shares are subject to a maximum CDSC of 3.25% based upon the holding period after purchase. Class B Shares will convert to Class A Shares eight years after purchase. Please read the Fund's prospectus for additional details on the Class B CDSC. Class C Shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z Shares are not subject to a sales charge. There are certain restrictions on the purchase of Class Z Shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio and the Fund in the preparation of their financial statements.

SECURITY VALUATION

The value of the Fund's assets is based on its proportionate share of the current market value of the Portfolio's net assets. For securities with readily available market quotations, the Portfolio uses those quotations for pricing. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Portfolio's net asset value), such securities are valued at their fair value, as determined in good faith by the Portfolio's investment adviser, Highland Capital Management, L.P. ("Highland" or the "Investment Adviser"), in accordance with procedures established by the Portfolio's Board of Trustees. In these cases, the Portfolio's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Portfolio's valuation of a security will not differ from the amount that it realizes upon the sale of such security.


28 | Semi-Annual Report

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                                    HIGHLAND FLOATING RATE FUND

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Costs and gains (losses) are determined based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY

Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS

In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Portfolio is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfolio to establish a rate of exchange for a future point in time.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio's investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums, if any. Facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of shares of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods in compliance with the Internal Revenue Service. Therefore, no federal income tax provision is recorded. The Fund is the sole member of the Portfolio. For federal income tax purposes, the Portfolio is a disregarded entity.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared by the Fund daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash are presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Portfolio's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, respectively, and does not include any short-term investments.


                                                         Semi-Annual Report | 29

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                                    HIGHLAND FLOATING RATE FUND

ADDITIONAL ACCOUNTING STANDARDS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and implementation of FIN 48 for net asset value calculations is required beginning on August 31, 2007.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

At this time, Highland is evaluating the implications of FIN 48 and SFAS 157 and their impact on the financial statements have not yet been determined.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2006 and August 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                       2006            2005
--------------------------------------------------------------------------------
Distributions paid from:
--------------------------------------------------------------------------------
Ordinary income*                                    $93,180,034      $43,895,175
--------------------------------------------------------------------------------
Long-term capital gains                                      --               --
--------------------------------------------------------------------------------

* For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2006, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

         -------------------------------------------------------------
         Undistributed                Undistributed
           Ordinary                     Long-Term       Net Unrealized
            Income                    Capital Gains      Appreciation*
         -------------------------------------------------------------
         $2,956,459                         $--           $7,443,072
         -------------------------------------------------------------

* The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales, premium amortization and Section 732 adjustments.

Portfolio unrealized appreciation and depreciation at February 28, 2007, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

--------------------------------------------------------------------------------
Unrealized appreciation                                            $ 43,342,205
Unrealized depreciation                                             (11,203,783)
                                                                   ------------
   Net unrealized appreciation                                     $ 32,138,422
                                                                   ============
--------------------------------------------------------------------------------

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code:

         -------------------------------------------------------------
           Year of                                        Capital Loss
         Expiration                                       Carryforward
         -------------------------------------------------------------
            2011                                           $2,282,275
         -------------------------------------------------------------
            2012                                            3,291,779
         -------------------------------------------------------------
            Total                                          $5,574,054
         -------------------------------------------------------------

NOTE 4. ADVISORY, ADMINISTRATION, SERVICE AND DISTRIBUTION, AND TRUSTEE FEES

INVESTMENT ADVISORY FEE

Highland Capital Management, L.P. is the investment adviser to the Portfolio. Highland receives a monthly investment advisory fee from the Portfolio based on the Portfolio's average daily net assets at the following annual rates:

         -------------------------------------------------------------
         Average Daily Net Assets                      Annual Fee Rate
         -------------------------------------------------------------
              First $1billion                               0.45%
         -------------------------------------------------------------
              Next $1billion                                0.40%
         -------------------------------------------------------------
              Over $2 billion                               0.35%
         -------------------------------------------------------------

For the six months ended February 28, 2007, the Portfolio's effective investment advisory fee rate was 0.43%.


30 | Semi-Annual Report

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                                    HIGHLAND FLOATING RATE FUND

At an in-person Board meeting held on May 19, 2006, the Fund's Board, including the members of the Board who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Trustees"), unanimously approved the continuation of the current advisory agreement between the Portfolio and Highland (the "Advisory Agreement").

As discussed in Note 1, prior to May 5, 2006, Highland also provided portfolio management services to another feeder fund, the Institutional Fund, via the Institutional Fund's investment in the Portfolio. The Institutional Fund was liquidated as of May 5, 2006. The Fund's management believes that it would be in the best interests of the Fund's shareholders for the Fund to terminate the Portfolio by exchanging all of its shares in the Portfolio for all of the assets of the Portfolio and investing directly in securities. Once the Fund withdraws from the Portfolio, the Portfolio will be dissolved. At that time, the Fund would adopt an investment advisory agreement with Highland with the same terms and fee arrangements as the advisory agreement that is in place at that time.

ADMINISTRATION FEES

Highland provides administrative services to the Portfolio and the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily net assets. The Fund, but not the Portfolio, pays Highland for these services. Under separate sub-administration agreements, Highland has delegated certain administrative functions to PFPC Inc. ("PFPC"). Highland pays PFPC directly for these services.

SERVICE AND DISTRIBUTION FEES

PFPC Distributors, Inc. (the "Distributor") serves as the principal underwriter and distributor of the Fund's shares. The Distributor receives a CDSC imposed on certain redemptions of Class A, Class B and Class C Shares. For the six months ended February 28, 2007, the Distributor received $25,887, $47,714 and $45,653 of CDSCs on Class A, Class B and Class C Share redemptions, respectively.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") which requires the payment of a monthly service fee to the Distributor at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C Shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at an annual rate of 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively.

The CDSC and the fees received from the Plan are used principally as repayment for amounts paid by the Distributor to dealers who sold such shares.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its one interested Trustee or to any of its other officers, all of whom are employees of Highland.

Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940 the "1940 Act"), as amended, of the Portfolio and the Fund each receive an annual retainer fee of $25,000 for services provided as Trustees of the Portfolio and the Fund. The Fund pays $20,000 of this fee and the remaining $5,000 is paid by the Portfolio.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended February 28, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $1,034,134,567 and $818,829,952, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS

The Fund has adopted a fundamental policy to offer each calendar quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at the Fund's net asset value ("Repurchase Offers"). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of March, June, September, and December. It is anticipated that normally the date on which the repurchase price of shares will be determined (the "Repurchase Pricing Date") will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the "Repurchase Request Deadline"), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.

For the six months ended February 28, 2007, there were two Repurchase Offers. For each Repurchase Offer, the Fund offered to repurchase 10% of its shares. In the September 2006 and December 2006 Repurchase Offers, 8.03% and 7.15%, respectively, of shares outstanding were repurchased.


                                                         Semi-Annual Report | 31

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                                    HIGHLAND FLOATING RATE FUND

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, selling participant or other persons interpositioned between the Portfolio and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry.

At February 28, 2007, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

--------------------------------------------------------------------------------
                                                      Principal
Selling Participant                                     Amount          Value
--------------------------------------------------------------------------------
Bank of America, NA:
   Gila River Power, L.P.
      Tranche A Term Loan                              $240,566      $  286,875
      Tranche B Term Loan                               232,075         276,750
   Union Power Partners, L.P.
      Tranche A Term Loan                               141,509         168,750
      Tranche B Term Loan                               135,849         162,000
Citibank, NA:
   Gila River Power, L.P.
      Tranche A Term Loan                               641,510         765,000
      Tranche B Term Loan                               618,868         738,000
   Union Power Partners, L.P.
      Tranche A Term Loan                               377,359         450,000
      Tranche B Term Loan                               362,264         432,000
Credit Suisse, Cayman Island Branch:
   Gila River Power, L.P.
      Tranche A Term Loan                               641,509       1,157,925
      Tranche B Term Loan                               618,868       1,111,641
   Union Power Partners, L.P.
      Tranche A Term Loan                               377,359         681,131
      Tranche B Term Loan                               362,264         653,887
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Principal
Selling Participant                                     Amount          Value
--------------------------------------------------------------------------------
CSFB:
   Quality Distributions, Inc.
      Term Loan                                       2,087,210       2,092,428
Goldman Sachs:
   Bridge Information Systems, Inc.
      Multidraw Term Loan                               480,286          36,021
JPMorgan Chase:
   EH/Transeastern, LLC/TE TOUSA
      Term Loan                                       1,000,000       1,015,000
   Infor Enterprise Solutions Holdings, Inc.
      Stage One U.S. Bridge Facility                  2,301,093       2,301,093
Merrill Lynch Credit Products:
   Gila River Power, L.P
      Tranche A Term Loan                               681,604       1,009,275
      Tranche B Term Loan                               657,547         968,561
Union Power Partners, L.P.
      Tranche A Term Loan                               400,943         593,692
      Tranche B Term Loan                               384,906         569,943
   HIT Entertainment
      First lien Term Advance                         1,000,000       1,008,130
--------------------------------------------------------------------------------

NOTE 8. LINE OF CREDIT

On September 13, 2004, the Portfolio entered into a $150,000,000 credit facility, which was increased on September 12, 2005 to $200,000,000, used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Portfolio based on its borrowings. In addition, the Portfolio has agreed to pay facility expenses on the unutilized line of credit, which are included on the Statement of Operations.

For the six months ended February 28, 2007, the average daily loan balance outstanding on days where borrowings existed was $82,777,778 at a weighted average interest rate of 8.25%.

Interest expense allocated to the Fund of $170,729 was paid for use of the line of credit and is included on the Statement of Operations.

NOTE 9. UNFUNDED LOAN COMMITMENTS

As of February 28, 2007, the Portfolio had unfunded loan commitments of $26,839,756, which could be extended at the option of the Borrower, pursuant to the following loan agreements:


32 | Semi-Annual Report

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                                    HIGHLAND FLOATING RATE FUND

--------------------------------------------------------------------------------
                                                                      Unfunded
                                                                        Loan
Borrower                                                             Commitment
--------------------------------------------------------------------------------
American Buildings Co.                                              $   239,463
--------------------------------------------------------------------------------
Autocam Corp.                                                            38,773
--------------------------------------------------------------------------------
Atrium Co., Inc.                                                        164,118
--------------------------------------------------------------------------------
Buffets Holdings, Inc.                                                   28,125
--------------------------------------------------------------------------------
Centennial Cellular Operating Co.                                     2,250,000
--------------------------------------------------------------------------------
Cornerstone Holding, Inc.                                               562,525
--------------------------------------------------------------------------------
Covanta Energy Corp.                                                  1,000,000
--------------------------------------------------------------------------------
Cricket Communications, Inc.                                          6,500,000
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc.                                       1,000,000
--------------------------------------------------------------------------------
Federal-Mogul Corp.                                                     102,746
--------------------------------------------------------------------------------
Global Tel Link Corp.                                                   652,174
--------------------------------------------------------------------------------
Interstate Bakeries Corp.                                             7,500,000
--------------------------------------------------------------------------------
Millennium Digital Media Systems, LLC                                 3,680,705
--------------------------------------------------------------------------------
Oglebay Norton Co.                                                      200,000
--------------------------------------------------------------------------------
Standard Steel, LLC                                                     166,667
--------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc.                                     2,219,972
--------------------------------------------------------------------------------
Ypso Holding SA                                                         534,488
--------------------------------------------------------------------------------
                                                                    $26,839,756
                                                                    ===========
--------------------------------------------------------------------------------

NOTE 10. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a Portfolio that is more diversified.

NON-PAYMENT RISK

Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Portfolio, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

CREDIT RISK

Securities rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high-yield Senior Loans may result in greater net asset value fluctuation than if the Portfolio did not make such investments.

CURRENCY RISK

A portion of the Portfolio's assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Portfolio's investment performance may be negatively affected by a devaluation of a currency in which the Portfolio's investments are quoted or denominated. Further, the Portfolio's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

FOREIGN SECURITIES

Investments in foreign securities may involve special risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Portfolio invests a significant portion of its non-U.S. investment in one region or in the securities of emerging market issuers. These risks may include (i) less information about non-U.S. issuers or markets being available due to less rigorous disclosure, accounting standards or regulatory requirements; (ii) many non-U.S. markets are smaller, less liquid and more volatile and Highland may not be able to sell the Portfolio's securities at times, in amounts and at prices it considers reasonable; (iii) the economies of non-U.S. markets may grow at slower rates than expected or may experience a downturn or recession; and (iv) withholdings and other non-U.S. taxes may decrease the Fund's returns.

NOTE 11. SHAREHOLDER VOTING RESULTS

On September 11, 2006, at a Special Meeting of the Shareholders of the Fund (the "Meeting"), the Shareholders of Record of the Fund were asked to vote on a new advisory agreement between Highland Capital Management, L.P. and Highland Floating Rate Limited Liability Company (the "Proposal"). On July 20, 2006, the Record Date of the Meeting, the Fund had the following shares of beneficial interest outstanding:

--------------------------------------------------------------------------------
Class A                                                          66,406,216.610
--------------------------------------------------------------------------------
Class B                                                          15,046,052.090
--------------------------------------------------------------------------------
Class C                                                          57,333,508.331
--------------------------------------------------------------------------------
Class Z                                                          21,021,477.568
--------------------------------------------------------------------------------


                                                         Semi-Annual Report | 33

--------------------------------------------------------------------------------

FEBRUARY 28, 2007                                    HIGHLAND FLOATING RATE FUND

On September 11, 2006, the date of the Meeting, there was not present in person, or by proxy, more than 50% of the outstanding shares entitled to vote at the Meeting. Therefore, the Fund's quorum requirement was not met and the Meeting was adjourned until October 2, 2006. On October 2, 2006, the Fund's quorum requirement was not met and the Meeting was further adjourned until October 16, 2006. Again, on October 16, 2006, the Fund's quorum requirement was not met and the Meeting was further adjourned until October 17, 2006. On October 17, 2006, the Fund's quorum requirement was again not met and the Meeting was adjourned until October 18, 2006. On October 18, 2006, a majority of the total number of outstanding shares of the Fund entitled to vote was represented at the Meeting and the Fund's quorum requirement was met. On October 18, 2006, the Proposal was voted on and was not approved by the required 67% of Shareholders of the Fund present at the Meeting. The results of the voting on the Proposal on October 18, 2006 were as follows:

--------------------------------------------------------------------------------
For:                                                                 57,771,178
--------------------------------------------------------------------------------
Against:                                                             21,683,569
--------------------------------------------------------------------------------
Abstain:                                                              8,874,322
--------------------------------------------------------------------------------
Broker Non-Votes:                                                             0
--------------------------------------------------------------------------------


34 | Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Highland Capital Management, L.P.
13455 Noel Road, Suite 800
Dallas, TX 75240

TRANSFER AGENT

PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

This report has been prepared for shareholders of Highland Floating Rate Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes information about Fund Trustees and is available upon request without charge by calling 1-877-665-1287.


                                                         Semi-Annual Report | 35

                      THIS PAGE LEFT BLANK INTENTIONALLY.

Highland Floating Rate Fund                Semi-Annual Report, February 28, 2007


  [LOGO OMITTED]
   pHIGHLAND FUNDS
   managed by
   Highland Capital Management, L.P.


www.highlandfunds.com                                          HLC-FR-SEMI-02/07

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HIGHLAND FLOATING RATE FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date  APRIL 25, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date  APRIL 25, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                                    M. Jason Blackburn,  Chief Financial Officer
                                    (principal financial officer)

Date  APRIL 25, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.